Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 89.3%
Financial - 24.1%
Goldman Sachs Group, Inc.	4,436	$3,139,579
Visa, Inc. — Class A	4,436	1,575,002
American Express Co.	4,436	1,414,995
JPMorgan Chase & Co.	4,436	1,286,041
Travelers Companies, Inc.	4,436	1,186,807
Total Financial		8,602,424
Technology - 17.8%
Microsoft Corp.	4,436	2,206,510
International Business Machines Corp.	4,436	1,307,644
Salesforce, Inc.	4,436	1,209,653
Apple, Inc.	4,436	910,134
NVIDIA Corp.	4,436	700,844
Total Technology		6,334,785
Consumer, Non-cyclical - 13.1%
UnitedHealth Group, Inc.	4,436	1,383,899
Amgen, Inc.	4,436	1,238,576
Procter & Gamble Co.	4,436	706,743
Johnson & Johnson	4,436	677,599
Merck & Company, Inc.	4,436	351,154
Coca-Cola Co.	4,436	313,847
Total Consumer, Non-cyclical		4,671,818
Industrial - 12.2%
Caterpillar, Inc.	4,436	1,722,099
Honeywell International, Inc.	4,436	1,033,056
Boeing Co.*	4,436	929,475
3M Co.	4,436	675,337
Total Industrial		4,359,967
Consumer, Cyclical - 10.3%
Home Depot, Inc.	4,436	1,626,415
McDonald's Corp.	4,436	1,296,066
Walmart, Inc.	4,436	433,752
NIKE, Inc. — Class B	4,436	315,134
Total Consumer, Cyclical		3,671,367
Communications - 5.7%
Amazon.com, Inc.*	4,436	973,214
Walt Disney Co.	4,436	550,108
Cisco Systems, Inc.	4,436	307,770
Verizon Communications, Inc.	4,436	191,946
Total Communications		2,023,038
Basic Materials - 4.3%
Sherwin-Williams Co.	4,436	1,523,145
Energy - 1.8%
Chevron Corp.	4,436	635,191
Total Common Stocks
(Cost $18,191,695)		31,821,735

	Face Amount
U.S. TREASURY BILLS†† - 7.8%
U.S. Treasury Bills
4.23% due 09/18/25[1,2]	$1,800,000	1,783,337
3.94% due 07/08/25[2,3]	1,006,000	1,005,189
Total U.S. Treasury Bills
(Cost $2,788,482)		2,788,526

REPURCHASE AGREEMENTS††,4 - 10.1%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[1]	1,953,471	1,953,471
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[1]	842,922	842,922
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[1]	813,946	813,946
Total Repurchase Agreements
(Cost $3,610,339)		3,610,339
Total Investments - 107.2%
(Cost $24,590,516)		$38,220,600
Other Assets & Liabilities, net - (7.2)%		(2,561,179)
Total Net Assets - 100.0%		$35,659,421

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	56	Sep 2025	$12,425,280	$518,470

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.29% (SOFR + 0.90%)	At Maturity	09/25/25	477	$21,048,837	$447,339
BNP Paribas	Dow Jones Industrial Average	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	09/25/25	132	5,835,290	147,162
							$26,884,127	$594,501

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$31,821,735	$—	$—	$31,821,735
U.S. Treasury Bills	—	2,788,526	—	2,788,526
Repurchase Agreements	—	3,610,339	—	3,610,339
Equity Futures Contracts**	518,470	—	—	518,470
Equity Index Swap Agreements**	—	594,501	—	594,501
Total Assets	$32,340,205	$6,993,366	$—	$39,333,571

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
U.S. TREASURY BILLS†† - 33.7%
U.S. Treasury Bills
4.23% due 09/18/25[1,2]	$1,150,000	$1,139,354
3.94% due 07/08/25[2,3]	51,000	50,959
4.20% due 09/18/25[1,2]	50,000	49,537
Total U.S. Treasury Bills
(Cost $1,239,822)		1,239,850

REPURCHASE AGREEMENTS††,4 - 75.8%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[1]	1,505,991	1,505,991
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[1]	649,834	649,834
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[1]	627,496	627,496
Total Repurchase Agreements
(Cost $2,783,321)		2,783,321
Total Investments - 109.5%
(Cost $4,023,143)		$4,023,171
Other Assets & Liabilities, net - (9.5)%		(349,954)
Total Net Assets - 100.0%		$3,673,217

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Mini Futures Contracts	3	Sep 2025	$665,640	$(27,666)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average	Receive	4.83% (Federal Funds Rate + 0.50%)	At Maturity	09/25/25	39	$1,699,880	$(58,313)
Barclays Bank plc	Dow Jones Industrial Average	Receive	4.99% (SOFR + 0.60%)	At Maturity	09/25/25	113	4,978,255	(160,267)
							$6,678,135	$(218,580)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following table summarizes the inputs used to value the Fund's investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$1,239,850	$—	$1,239,850
Repurchase Agreements	—	2,783,321	—	2,783,321
Total Assets	$—	$4,023,171	$—	$4,023,171

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$27,666	$—	$—	$27,666
Equity Index Swap Agreements**	—	218,580	—	218,580
Total Liabilities	$27,666	$218,580	$—	$246,246

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 87.7%
Technology - 44.2%
NVIDIA Corp.	623,808	$98,555,426
Microsoft Corp.	190,020	94,517,848
Apple, Inc.	381,847	78,343,549
Broadcom, Inc.	198,815	54,803,355
Palantir Technologies, Inc. — Class A*	142,334	19,402,971
Advanced Micro Devices, Inc.*	101,984	14,471,530
Intuit, Inc.	17,545	13,818,968
Texas Instruments, Inc.	57,142	11,863,822
QUALCOMM, Inc.	69,063	10,998,973
Adobe, Inc.*	26,807	10,371,092
Applied Materials, Inc.	50,476	9,240,641
Micron Technology, Inc.	70,294	8,663,736
Crowdstrike Holdings, Inc. — Class A*	15,666	7,978,851
Lam Research Corp.	80,455	7,831,490
KLA Corp.	8,318	7,450,765
Analog Devices, Inc.	31,213	7,429,318
AppLovin Corp. — Class A*	19,354	6,775,448
MicroStrategy, Inc. — Class A*	15,961	6,451,915
Intel Corp.*	274,363	6,145,731
Cadence Design Systems, Inc.*	17,174	5,292,168
Fortinet, Inc.*	48,144	5,089,784
Synopsys, Inc.*	9,759	5,003,244
ASML Holding N.V. — Class G	5,498	4,406,042
Marvell Technology, Inc.	54,231	4,197,479
Autodesk, Inc.*	13,460	4,166,812
Roper Technologies, Inc.	6,763	3,833,539
NXP Semiconductor N.V.	15,890	3,471,806
Paychex, Inc.	22,656	3,295,542
Workday, Inc. — Class A*	13,586	3,260,640
Zscaler, Inc.*	9,793	3,074,414
Take-Two Interactive Software, Inc.*	11,459	2,782,818
Datadog, Inc. — Class A*	20,096	2,699,496
Electronic Arts, Inc.	15,773	2,518,948
Cognizant Technology Solutions Corp. — Class A	31,005	2,419,320
Microchip Technology, Inc.	33,928	2,387,513
Atlassian Corp. — Class A*	10,394	2,110,918
ANSYS, Inc.*	5,530	1,942,247
ON Semiconductor Corp.*	26,284	1,377,545
ARM Holdings plc ADR*	8,415	1,361,042
GLOBALFOUNDRIES, Inc.*	34,778	1,328,520
Total Technology		541,135,266
Communications - 23.7%
Amazon.com, Inc.*	271,416	59,545,956
Meta Platforms, Inc. — Class A	55,507	40,969,162
Netflix, Inc.*	26,768	35,845,832
Alphabet, Inc. — Class A	148,794	26,221,967
Alphabet, Inc. — Class C	139,564	24,757,258
Cisco Systems, Inc.	249,078	17,281,031
T-Mobile US, Inc.	71,418	17,016,053
Booking Holdings, Inc.	2,047	11,850,574
Shopify, Inc. — Class A*	76,619	8,838,002
Palo Alto Networks, Inc.*	41,941	8,582,806
Comcast Corp. — Class A	234,250	8,360,383
MercadoLibre, Inc.*	3,189	8,334,866
DoorDash, Inc. — Class A*	25,077	6,181,731
PDD Holdings, Inc. ADR*	42,012	4,396,976
Charter Communications, Inc. — Class A*,1	8,829	3,609,384
Airbnb, Inc. — Class A*	27,147	3,592,634
Trade Desk, Inc. — Class A*	28,187	2,029,182
Warner Bros Discovery, Inc.*	155,616	1,783,359
CDW Corp.	8,283	1,479,261
Total Communications		290,676,417
Consumer, Non-cyclical - 8.2%
Intuitive Surgical, Inc.*	22,544	12,250,635
PepsiCo, Inc.	86,239	11,386,997
Amgen, Inc.	33,821	9,443,161
Gilead Sciences, Inc.	78,242	8,674,691
Automatic Data Processing, Inc.	25,532	7,874,069
Vertex Pharmaceuticals, Inc.*	16,152	7,190,870
Cintas Corp.	25,398	5,660,452
Mondelez International, Inc. — Class A	81,442	5,492,449
PayPal Holdings, Inc.*	61,171	4,546,229
Monster Beverage Corp.*	61,342	3,842,463
Regeneron Pharmaceuticals, Inc.	6,677	3,505,425
Keurig Dr Pepper, Inc.	85,428	2,824,250
Verisk Analytics, Inc. — Class A	8,799	2,740,888
IDEXX Laboratories, Inc.*	5,058	2,712,808
Coca-Cola Europacific Partners plc	28,886	2,678,310
AstraZeneca plc ADR	37,488	2,619,661
Dexcom, Inc.*	24,663	2,152,833
GE HealthCare Technologies, Inc.	28,800	2,133,216
Kraft Heinz Co.	74,443	1,922,118
Biogen, Inc.*	9,216	1,157,438
Total Consumer, Non-cyclical		100,808,963
Consumer, Cyclical - 7.1%
Tesla, Inc.*	93,051	29,558,581
Costco Wholesale Corp.	27,907	27,626,255
Starbucks Corp.	71,478	6,549,529
O'Reilly Automotive, Inc.*	53,768	4,846,110
Marriott International, Inc. — Class A	17,228	4,706,862
PACCAR, Inc.	33,019	3,138,786
Fastenal Co.	72,160	3,030,720
Copart, Inc.*	60,766	2,981,788
Ross Stores, Inc.	20,683	2,638,737
Lululemon Athletica, Inc.*	7,236	1,719,129
Total Consumer, Cyclical		86,796,497
Industrial - 1.6%
Honeywell International, Inc.	40,424	9,413,941
Axon Enterprise, Inc.*	4,897	4,054,423
CSX Corp.	118,158	3,855,495
Old Dominion Freight Line, Inc.	13,292	2,157,292
Total Industrial		19,481,151
Utilities - 1.2%
Constellation Energy Corp.	19,714	6,362,891
American Electric Power Company, Inc.	33,600	3,486,336
Exelon Corp.	63,499	2,757,126

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 87.7% (continued)
Utilities - 1.2% (continued)
Xcel Energy, Inc.	36,278	$2,470,532
Total Utilities		15,076,885
Basic Materials - 1.1%
Linde plc	29,608	13,891,481
Energy - 0.4%
Diamondback Energy, Inc.	18,377	2,525,000
Baker Hughes Co.	62,317	2,389,234
Total Energy		4,914,234
Financial - 0.2%
CoStar Group, Inc.*	26,536	2,133,494
Total Common Stocks
(Cost $638,928,413)		1,074,914,388

	Face Amount
U.S. TREASURY BILLS†† - 6.7%
U.S. Treasury Bills
3.94% due 07/08/25[2,3]	$32,551,000	32,524,765
4.20% due 09/04/25[3,4]	30,000,000	29,769,317
4.23% due 09/18/25[3,4]	13,850,000	13,721,787
4.25% due 09/04/25[3,4]	5,000,000	4,961,553
4.20% due 09/18/25[3,4]	1,100,000	1,089,817
Total U.S. Treasury Bills
(Cost $82,067,964)		82,067,239

REPURCHASE AGREEMENTS††,5 - 3.7%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[4]	24,785,916	24,785,916
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[4]	10,695,112	10,695,112
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[4]	10,327,465	10,327,465
Total Repurchase Agreements
(Cost $45,808,493)		45,808,493

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[7]	2,455,636	2,455,636
Total Securities Lending Collateral
(Cost $2,455,636)		2,455,636
Total Investments - 98.3%
(Cost $769,260,506)		$1,205,245,756
Other Assets & Liabilities, net - 1.7%		20,239,602
Total Net Assets - 100.0%		$1,225,485,358

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	907	Sep 2025	$415,152,040	$16,052,048

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	09/24/25	24,661	$559,290,046	$8,155,731
BNP Paribas	NASDAQ-100 Index	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	09/25/25	11,514	261,118,680	3,516,208
Barclays Bank plc	NASDAQ-100 Index	Pay	5.39% (SOFR + 1.00%)	At Maturity	09/25/25	6,246	141,650,926	2,740,168
							$962,059,652	$14,412,107

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2025.

ADR — American Depositary Receipt

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,074,914,388	$—	$—	$1,074,914,388
U.S. Treasury Bills	—	82,067,239	—	82,067,239
Repurchase Agreements	—	45,808,493	—	45,808,493
Securities Lending Collateral	2,455,636	—	—	2,455,636
Equity Futures Contracts**	16,052,048	—	—	16,052,048
Equity Index Swap Agreements**	—	14,412,107	—	14,412,107
Total Assets	$1,093,422,072	$142,287,839	$—	$1,235,709,911

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
U.S. TREASURY BILLS†† - 38.4%
U.S. Treasury Bills
4.23% due 09/18/25[1,2]	$4,537,000	$4,495,000
3.94% due 07/08/25[2,3]	149,000	148,880
Total U.S. Treasury Bills
(Cost $4,643,762)		4,643,880

REPURCHASE AGREEMENTS††,4 - 72.7%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[1]	4,744,815	4,744,815
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[1]	2,047,385	2,047,385
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[1]	1,977,006	1,977,006
Total Repurchase Agreements
(Cost $8,769,206)		8,769,206
Total Investments - 111.1%
(Cost $13,412,968)		$13,413,086
Other Assets & Liabilities, net - (11.1)%		(1,345,374)
Total Net Assets - 100.0%		$12,067,712

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	4	Sep 2025	$1,830,880	$(81,755)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	Receive	4.83% (Federal Funds Rate + 0.50%)	At Maturity	09/25/25	201	$4,556,581	$(157,041)
Barclays Bank plc	NASDAQ-100 Index	Receive	5.04% (SOFR + 0.65%)	At Maturity	09/25/25	561	12,717,606	(161,292)
Goldman Sachs International	NASDAQ-100 Index	Receive	4.73% (Federal Funds Rate + 0.40%)	At Maturity	09/24/25	221	5,021,230	(169,835)
							$22,295,417	$(488,168)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following table summarizes the inputs used to value the Fund's investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$4,643,880	$—	$4,643,880
Repurchase Agreements	—	8,769,206	—	8,769,206
Total Assets	$—	$13,413,086	$—	$13,413,086

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$81,755	$—	$—	$81,755
Equity Index Swap Agreements**	—	488,168	—	488,168
Total Liabilities	$81,755	$488,168	$—	$569,923

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 25.7%
Financial - 6.4%
UMB Financial Corp.	371	$39,014
Old National Bancorp	1,635	34,891
Jackson Financial, Inc. — Class A	366	32,497
Essential Properties Realty Trust, Inc. REIT	1,014	32,357
Essent Group Ltd.	507	30,790
American Healthcare REIT, Inc.	812	29,833
Ryman Hospitality Properties, Inc. REIT	300	29,601
CareTrust REIT, Inc.	964	29,498
Terreno Realty Corp. REIT	522	29,269
Cadence Bank	895	28,622
MARA Holdings, Inc.*	1,770	27,754
Upstart Holdings, Inc.*	429	27,748
Home BancShares, Inc.	961	27,350
Selective Insurance Group, Inc.	310	26,861
United Bankshares, Inc.	722	26,302
Radian Group, Inc.	721	25,970
Kite Realty Group Trust REIT	1,127	25,527
Hancock Whitney Corp.	439	25,199
Glacier Bancorp, Inc.	583	25,116
Piper Sandler Cos.	89	24,737
First Financial Bankshares, Inc.	686	24,682
Core Scientific, Inc.*	1,408	24,034
Moelis & Co. — Class A	379	23,619
Atlantic Union Bankshares Corp.	727	22,741
SL Green Realty Corp. REIT	367	22,717
Phillips Edison & Company, Inc. REIT	644	22,559
Sabra Health Care REIT, Inc.	1,213	22,368
Valley National Bancorp	2,475	22,102
Ameris Bancorp	338	21,869
StoneX Group, Inc.*	231	21,053
Independence Realty Trust, Inc. REIT	1,187	20,998
Macerich Co. REIT	1,296	20,969
Palomar Holdings, Inc.*	135	20,824
Associated Banc-Corp.	849	20,707
Enstar Group Ltd.*	61	20,518
ServisFirst Bancshares, Inc.	263	20,385
Axos Financial, Inc.*	266	20,227
CNO Financial Group, Inc.	506	19,521
PJT Partners, Inc. — Class A	117	19,306
Riot Platforms, Inc.*	1,686	19,052
BGC Group, Inc. — Class A	1,828	18,700
International Bancshares Corp.	278	18,504
Texas Capital Bancshares, Inc.*	232	18,421
United Community Banks, Inc.	615	18,321
StepStone Group, Inc. — Class A	320	17,760
Tanger, Inc. REIT	570	17,431
Renasant Corp.	481	17,282
First BanCorp	825	17,185
NMI Holdings, Inc. — Class A*	399	16,834
Fulton Financial Corp.	931	16,795
HA Sustainable Infrastructure Capital, Inc.	624	16,761
National Health Investors, Inc. REIT	236	16,548
Flagstar Financial, Inc.	1,550	16,430
Genworth Financial, Inc. — Class A*	2,101	16,346
WSFS Financial Corp.	296	16,280
COPT Defense Properties REIT	581	16,024
Blackstone Mortgage Trust, Inc. — Class A REIT[1]	830	15,978
Cathay General Bancorp	344	15,662
Cleanspark, Inc.*,1	1,416	15,618
Broadstone Net Lease, Inc. REIT	968	15,536
Baldwin Insurance Group, Inc. — Class A*	359	15,369
Community Financial System, Inc.	270	15,355
PotlatchDeltic Corp. REIT	400	15,348
Eastern Bankshares, Inc.	1,003	15,316
WesBanco, Inc.	483	15,277
PennyMac Financial Services, Inc.	149	14,846
Compass, Inc. — Class A*	2,325	14,601
McGrath RentCorp	125	14,495
Victory Capital Holdings, Inc. — Class A	226	14,389
Artisan Partners Asset Management, Inc. — Class A	319	14,141
Burford Capital Ltd.	979	13,961
Enova International, Inc.*	125	13,940
Independent Bank Corp.	218	13,709
BankUnited, Inc.	385	13,702
Four Corners Property Trust, Inc. REIT	509	13,697
Bread Financial Holdings, Inc.	238	13,595
Bank of Hawaii Corp.	201	13,574
Apple Hospitality REIT, Inc. [1]	1,143	13,339
CVB Financial Corp.	674	13,338
Bancorp, Inc.*	233	13,274
BancFirst Corp.	107	13,227
Cushman & Wakefield plc*	1,181	13,074
First Interstate BancSystem, Inc. — Class A	449	12,940
Goosehead Insurance, Inc. — Class A	122	12,872
Park National Corp.	76	12,712
Dave, Inc.*	47	12,615
Acadia Realty Trust REIT	673	12,498
Lemonade, Inc.*	284	12,442
Douglas Emmett, Inc. REIT[1]	826	12,423
TowneBank	361	12,339
LXP Industrial Trust REIT	1,487	12,283
Simmons First National Corp. — Class A	641	12,153
Urban Edge Properties REIT	649	12,110
WaFd, Inc.	410	12,005
Seacoast Banking Corporation of Florida	434	11,987
Walker & Dunlop, Inc.	168	11,841
First Financial Bancorp	486	11,790
Outfront Media, Inc. REIT[1]	711	11,604

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 25.7% (continued)
Financial - 6.4% (continued)
Provident Financial Services, Inc.	657	$11,517
First Merchants Corp.	298	11,413
Curbline Properties Corp. REIT	497	11,347
Banner Corp.	174	11,162
InvenTrust Properties Corp. REIT	398	10,905
NBT Bancorp, Inc.	261	10,845
Cohen & Steers, Inc.	142	10,700
SiriusPoint Ltd.*	523	10,664
Stock Yards Bancorp, Inc.	134	10,583
Trustmark Corp.	290	10,573
Skyward Specialty Insurance Group, Inc.*	182	10,518
Trupanion, Inc.*	189	10,461
Arbor Realty Trust, Inc. REIT[1]	973	10,411
Pacific Premier Bancorp, Inc.	490	10,334
Enterprise Financial Services Corp.	187	10,304
First Busey Corp.	437	10,001
Banc of California, Inc.	707	9,933
OFG Bancorp	231	9,887
Bank of NT Butterfield & Son Ltd.	222	9,830
FB Financial Corp.	215	9,740
Pathward Financial, Inc.	120	9,494
Farmer Mac — Class C	48	9,325
St. Joe Co.	194	9,254
Stewart Information Services Corp.	142	9,244
Mercury General Corp.	137	9,226
First BanCorp Puerto Rico	206	9,083
Hut 8 Corp.*	481	8,947
Horace Mann Educators Corp.	208	8,938
City Holding Co.	73	8,937
Customers Bancorp, Inc.*	151	8,870
Pagseguro Digital Ltd. — Class A	905	8,724
Nelnet, Inc. — Class A	71	8,599
Sunstone Hotel Investors, Inc. REIT	983	8,532
Nicolet Bankshares, Inc.	69	8,520
Newmark Group, Inc. — Class A	695	8,444
First Commonwealth Financial Corp.	517	8,391
Northwest Bancshares, Inc.	651	8,320
DiamondRock Hospitality Co. REIT	1,064	8,150
Lakeland Financial Corp.	131	8,050
LTC Properties, Inc. REIT	232	8,030
Innovative Industrial Properties, Inc. REIT	142	7,841
Global Net Lease, Inc. REIT	1,008	7,610
S&T Bancorp, Inc.	195	7,375
Getty Realty Corp. REIT	265	7,325
National Bank Holdings Corp. — Class A	193	7,259
Elme Communities REIT	449	7,139
Hilltop Holdings, Inc.	235	7,132
German American Bancorp, Inc.	185	7,124
NETSTREIT Corp. REIT	419	7,094
ARMOUR Residential REIT, Inc.[1]	421	7,077
WisdomTree, Inc.	614	7,067
Veritex Holdings, Inc.	270	7,047
LendingClub Corp.*	578	6,953
Root, Inc. — Class A*	54	6,910
Apollo Commercial Real Estate Finance, Inc. REIT	713	6,902
Sila Realty Trust, Inc. REIT	284	6,722
Stellar Bancorp, Inc.	240	6,715
HCI Group, Inc.	44	6,697
UMH Properties, Inc. REIT	398	6,682
Alexander & Baldwin, Inc. REIT	372	6,633
Dynex Capital, Inc. REIT	538	6,574
Xenia Hotels & Resorts, Inc. REIT	519	6,524
JBG SMITH Properties REIT	377	6,522
Cipher Mining, Inc.*	1,352	6,462
Hope Bancorp, Inc.	596	6,395
Marex Group plc	162	6,394
Coastal Financial Corp.*	66	6,393
TriCo Bancshares	156	6,316
Westamerica BanCorp	130	6,297
Triumph Financial, Inc.*	114	6,283
Ladder Capital Corp. — Class A REIT	583	6,267
Virtus Investment Partners, Inc.	34	6,168
Cannae Holdings, Inc.	294	6,130
Ellington Financial, Inc. REIT[1]	471	6,118
Perella Weinberg Partners	311	6,040
1st Source Corp.	97	6,021
Veris Residential, Inc. REIT	403	6,001
Pebblebrook Hotel Trust REIT	600	5,994
Safety Insurance Group, Inc.	75	5,954
Terawulf, Inc.*	1,358	5,948
ProAssurance Corp.*	260	5,936
Berkshire Hills Bancorp, Inc.	237	5,934
Apartment Investment and Management Co. — Class A REIT	673	5,821
Paramount Group, Inc. REIT*	953	5,813
Employers Holdings, Inc.	123	5,803
Two Harbors Investment Corp. REIT	533	5,740
PennyMac Mortgage Investment Trust REIT	445	5,723
QCR Holdings, Inc.	84	5,704
Empire State Realty Trust, Inc. — Class A REIT	704	5,695
Chimera Investment Corp. REIT	406	5,631
ConnectOne Bancorp, Inc.	243	5,628
Bank First Corp.	47	5,530
RLJ Lodging Trust REIT	757	5,511
Enact Holdings, Inc.	148	5,498
Dime Community Bancshares, Inc.	203	5,469
Preferred Bank/Los Angeles CA	63	5,452
Peoples Bancorp, Inc.	178	5,436
Origin Bancorp, Inc.	152	5,433
Live Oak Bancshares, Inc.	180	5,364
Bitdeer Technologies Group — Class A*	458	5,258
American Assets Trust, Inc. REIT	265	5,234

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 25.7% (continued)
Financial - 6.4% (continued)
Uniti Group, Inc. REIT*	1,210	$5,227
Smartstop Self Storage REIT, Inc.	144	5,217
Centerspace REIT	86	5,176
OceanFirst Financial Corp.	292	5,142
Navient Corp.	360	5,076
Fidelis Insurance Holdings Ltd.	304	5,040
Acadian Asset Management, Inc.	142	5,004
MFA Financial, Inc. REIT	525	4,967
Hamilton Insurance Group Ltd. — Class B*	229	4,951
Brookline Bancorp, Inc.	448	4,726
Piedmont Realty Trust, Inc. — Class A REIT*	634	4,622
Encore Capital Group, Inc.*	118	4,568
Easterly Government Properties, Inc. REIT	203	4,507
Franklin BSP Realty Trust, Inc. REIT[1]	418	4,468
Hudson Pacific Properties, Inc. REIT*	1,630	4,466
Safehold, Inc. REIT	286	4,450
Univest Financial Corp.	147	4,416
Merchants Bancorp	132	4,365
Tompkins Financial Corp.	69	4,328
Southside Bancshares, Inc.	147	4,326
Patria Investments Ltd. — Class A	307	4,316
Community Trust Bancorp, Inc.	81	4,287
AMERISAFE, Inc.	97	4,242
Kennedy-Wilson Holdings, Inc.	617	4,195
Heritage Financial Corp.	174	4,148
Burke & Herbert Financial Services Corp.	69	4,121
Diversified Healthcare Trust REIT	1,120	4,010
Redwood Trust, Inc. REIT	678	4,007
First Mid Bancshares, Inc.	106	3,974
Old Second Bancorp, Inc.	221	3,921
Orchid Island Capital, Inc. REIT	550	3,856
NexPoint Residential Trust, Inc. REIT	115	3,832
Capitol Federal Financial, Inc.	628	3,831
Central Pacific Financial Corp.	136	3,812
Brookfield Business Corp. — Class A	122	3,806
Hanmi Financial Corp.	153	3,776
Brandywine Realty Trust REIT	878	3,767
Mercantile Bank Corp.	81	3,759
Marcus & Millichap, Inc.	122	3,746
Byline Bancorp, Inc.	139	3,716
Ready Capital Corp. REIT	850	3,715
Amalgamated Financial Corp.	119	3,713
eXp World Holdings, Inc.	400	3,640
Universal Insurance Holdings, Inc.	130	3,605
Business First Bancshares, Inc.	145	3,574
Metropolitan Bank Holding Corp.*	50	3,500
Camden National Corp.	86	3,490
F&G Annuities & Life, Inc.	109	3,486
Amerant Bancorp, Inc.	189	3,446
Horizon Bancorp, Inc.	222	3,414
Esquire Financial Holdings, Inc.	36	3,408
Northeast Bank	38	3,382
Plymouth Industrial REIT, Inc.	209	3,357
Gladstone Commercial Corp. REIT	233	3,339
Independent Bank Corp.	103	3,338
BrightSpire Capital, Inc. REIT	658	3,323
Equity Bancshares, Inc. — Class A	81	3,305
NB Bancorp, Inc.*	179	3,197
TrustCo Bank Corporation NY	95	3,175
Republic Bancorp, Inc. — Class A	43	3,144
First Financial Corp.	58	3,143
First Community Bankshares, Inc.	80	3,134
FTAI Infrastructure, Inc.	498	3,073
United Fire Group, Inc.	107	3,071
HomeTrust Bancshares, Inc.	82	3,068
Bowhead Specialty Holdings, Inc.*	81	3,040
Heritage Commerce Corp.	306	3,039
Orrstown Financial Services, Inc.	95	3,024
MidWestOne Financial Group, Inc.	105	3,021
PRA Group, Inc.*	201	2,965
Eagle Bancorp, Inc.	152	2,961
New York Mortgage Trust, Inc. REIT	434	2,908
SITE Centers Corp. REIT	256	2,895
Mid Penn Bancorp, Inc.	102	2,876
Whitestone REIT — Class B	230	2,870
Metrocity Bankshares, Inc.	100	2,858
Summit Hotel Properties, Inc. REIT	560	2,850
Heritage Insurance Holdings, Inc.*	114	2,843
P10, Inc. — Class A	277	2,831
Tiptree, Inc. — Class A	120	2,830
World Acceptance Corp.*	17	2,807
Armada Hoffler Properties, Inc. REIT[1]	408	2,803
Capital City Bank Group, Inc.	71	2,794
Washington Trust Bancorp, Inc.	98	2,771
TPG RE Finance Trust, Inc. REIT	349	2,694
Southern Missouri Bancorp, Inc.	49	2,684
CTO Realty Growth, Inc. REIT	155	2,675
Universal Health Realty Income Trust REIT	66	2,638
Invesco Mortgage Capital, Inc. REIT	336	2,634
GCM Grosvenor, Inc. — Class A	226	2,613
Northrim BanCorp, Inc.	28	2,611
Financial Institutions, Inc.	101	2,594
Great Southern Bancorp, Inc.	44	2,586
Farmers National Banc Corp.	186	2,565

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 25.7% (continued)
Financial - 6.4% (continued)
KKR Real Estate Finance Trust, Inc. REIT	291	$2,552
Hippo Holdings, Inc.*	91	2,542
SmartFinancial, Inc.	74	2,500
Alerus Financial Corp.	115	2,489
Peakstone Realty Trust REIT	188	2,484
Alexander's, Inc. REIT	11	2,479
NET Lease Office Properties REIT*	76	2,474
Shore Bancshares, Inc.	157	2,468
Farmland Partners, Inc. REIT	212	2,440
Real Brokerage, Inc.*	541	2,440
CNB Financial Corp.	106	2,423
South Plains Financial, Inc.	66	2,379
CBL & Associates Properties, Inc. REIT	93	2,361
Community Healthcare Trust, Inc. REIT	140	2,328
Peoples Financial Services Corp.	47	2,320
Peapack-Gladstone Financial Corp.	82	2,317
NerdWallet, Inc. — Class A*	211	2,315
Bar Harbor Bankshares	77	2,307
Five Star Bancorp	80	2,283
HarborOne Bancorp, Inc.	195	2,278
Global Medical REIT, Inc.	326	2,259
One Liberty Properties, Inc. REIT	94	2,243
ACNB Corp.	52	2,228
Firstsun Capital Bancorp*	64	2,224
Arrow Financial Corp.	84	2,219
Northfield Bancorp, Inc.	192	2,204
Third Coast Bancshares, Inc.*	66	2,156
Compass Diversified Holdings*	343	2,154
Saul Centers, Inc. REIT	63	2,151
LendingTree, Inc.*	57	2,113
ChoiceOne Financial Services, Inc.	73	2,095
First Business Financial Services, Inc.	41	2,077
Diamond Hill Investment Group, Inc.	14	2,034
Carter Bankshares, Inc.*	117	2,029
Bit Digital, Inc.*	925	2,026
Enterprise Bancorp, Inc.	51	2,022
Columbia Financial, Inc.*	139	2,017
Capital Bancorp, Inc.	60	2,015
Hingham Institution For Savings	8	1,987
Guaranty Bancshares, Inc.	46	1,952
Flushing Financial Corp.	164	1,948
Anywhere Real Estate, Inc.*	538	1,947
Greenlight Capital Re Ltd. — Class A*	135	1,940
Sierra Bancorp	64	1,900
Kearny Financial Corp.	292	1,886
Service Properties Trust REIT	788	1,883
Midland States Bancorp, Inc.	105	1,819
California BanCorp*	115	1,812
Home Bancorp, Inc.	35	1,812
Civista Bancshares, Inc.	78	1,810
Gladstone Land Corp. REIT	174	1,770
Unity Bancorp, Inc.	37	1,742
OppFi, Inc.	124	1,735
Ambac Financial Group, Inc.*	242	1,718
Bank of Marin Bancorp	75	1,713
First Bank/Hamilton NJ	110	1,702
Bridgewater Bancshares, Inc.*	106	1,686
Postal Realty Trust, Inc. — Class A REIT	114	1,679
Selectquote, Inc.*	701	1,668
Donegal Group, Inc. — Class A	83	1,662
Chatham Lodging Trust REIT	238	1,659
Community West Bancshares	85	1,658
First Foundation, Inc.*	324	1,652
Farmers & Merchants Bancorp Incorporated/Archbold OH	65	1,643
HBT Financial, Inc.	65	1,639
GBank Financial Holdings, Inc.*	46	1,629
FRP Holdings, Inc.*	59	1,586
Southern First Bancshares, Inc.*	40	1,521
West BanCorp, Inc.	77	1,512
RBB Bancorp	86	1,480
Investors Title Co.	7	1,479
Atlanticus Holdings Corp.*	27	1,478
BayCom Corp.	53	1,469
Northeast Community Bancorp, Inc.	63	1,464
International Money Express, Inc.*	143	1,443
Citizens & Northern Corp.	76	1,439
NewtekOne, Inc.	126	1,421
Colony Bankcorp, Inc.	86	1,416
Red River Bancshares, Inc.	24	1,409
First Bancorp, Inc.	55	1,398
American Coastal Insurance Corp.	125	1,390
Ponce Financial Group, Inc.*	100	1,384
Regional Management Corp.	47	1,373
Citizens Financial Services, Inc.	23	1,364
Claros Mortgage Trust, Inc. REIT*	471	1,342
FS Bancorp, Inc.	34	1,339
MVB Financial Corp.	59	1,329
Onity Group, Inc.*	34	1,298
Bankwell Financial Group, Inc.	36	1,297
RMR Group, Inc. — Class A	79	1,292
Ares Commercial Real Estate Corp. REIT	270	1,288
Orange County Bancorp, Inc.	49	1,266
Paysign, Inc.*	175	1,260
Kingsway Financial Services, Inc.*	92	1,246
Industrial Logistics Properties Trust REIT	273	1,242
HomeStreet, Inc.*	94	1,229
Chicago Atlantic Real Estate Finance, Inc. REIT	88	1,229
Oportun Financial Corp.*	171	1,224
Plumas Bancorp	27	1,200
John Marshall Bancorp, Inc.	64	1,186
Timberland Bancorp, Inc.	38	1,186
Blue Ridge Bankshares, Inc.*	328	1,178

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 25.7% (continued)
Financial - 6.4% (continued)
PCB Bancorp	56	$1,175
Primis Financial Corp.	107	1,161
Penns Woods Bancorp, Inc.	38	1,154
Norwood Financial Corp.	44	1,134
Waterstone Financial, Inc.	81	1,119
Middlefield Banc Corp.	37	1,114
Fidelity D&D Bancorp, Inc.	24	1,104
James River Group Holdings Ltd.	188	1,102
FrontView REIT, Inc.	90	1,080
First Internet Bancorp	40	1,076
AG Mortgage Investment Trust, Inc. REIT	142	1,072
City Office REIT, Inc.	199	1,063
Velocity Financial, Inc.*	57	1,057
Sky Harbour Group Corp.*	108	1,055
Parke Bancorp, Inc.	51	1,039
Provident Bancorp, Inc.*	82	1,024
FB Bancorp, Inc.*	91	1,024
Chemung Financial Corp.	21	1,018
MBIA, Inc.*	233	1,011
LCNB Corp.	69	1,003
Legacy Housing Corp.*	44	997
Forge Global Holdings, Inc.*	52	990
C&F Financial Corp.	16	988
First United Corp.	31	961
Oak Valley Bancorp	35	953
First Western Financial, Inc.*	42	948
FVCBankcorp, Inc.*	80	944
Alpine Income Property Trust, Inc. REIT	64	941
Blue Foundry Bancorp*	97	928
First Community Corp.	38	926
Bank7 Corp.	22	920
Investar Holding Corp.	47	908
AlTi Global, Inc.*	217	901
Seven Hills Realty Trust REIT	74	893
USCB Financial Holdings, Inc.	54	893
Virginia National Bankshares Corp.	24	888
Crawford & Co. — Class A	83	878
Hawthorn Bancshares, Inc.	30	874
National Bankshares, Inc.	32	870
Douglas Elliman, Inc.*	374	868
Western New England Bancorp, Inc.	94	868
Kingstone Companies, Inc.*	56	863
BRT Apartments Corp. REIT	55	860
ESSA Bancorp, Inc.	44	854
Princeton Bancorp, Inc.	27	825
Citizens, Inc.*	231	806
LINKBANCORP, Inc.	110	804
Ames National Corp.	45	801
Greene County Bancorp, Inc.	36	800
Medallion Financial Corp.	83	791
Old Point Financial Corp.	20	785
OP Bancorp	60	779
First National Corp.	40	779
RE/MAX Holdings, Inc. — Class A*	93	761
Northpointe Bancshares, Inc.	54	740
Security National Financial Corp. — Class A*	75	739
Braemar Hotels & Resorts, Inc. REIT	301	737
NexPoint Diversified Real Estate Trust REIT	174	729
Franklin Financial Services Corp.	21	727
Seaport Entertainment Group, Inc.*	38	709
Eagle Financial Services, Inc.	23	704
First Capital, Inc.	17	702
Resolute Holdings Management, Inc.*	22	701
First Savings Financial Group, Inc.	28	701
Finwise Bancorp*	46	690
Pioneer Bancorp, Inc.*	57	686
CB Financial Services, Inc.	24	684
MainStreet Bancshares, Inc.	36	680
Citizens Community Bancorp, Inc.	49	676
Modiv Industrial, Inc. REIT	48	676
BV Financial, Inc.*	44	670
BCB Bancorp, Inc.	79	665
BankFinancial Corp.	57	660
Silvercrest Asset Management Group, Inc. — Class A	41	650
Stratus Properties, Inc.*	34	642
eHealth, Inc.*	147	639
Maui Land & Pineapple Company, Inc.*	35	637
Richmond Mutual BanCorp, Inc.	46	635
Franklin Street Properties Corp. REIT	387	635
Eagle Bancorp Montana, Inc.	38	633
United Security Bancshares	71	614
Ohio Valley Banc Corp.	19	612
Landmark Bancorp Incorporated/Manhattan KS	23	608
Peoples Bancorp of North Carolina, Inc.	21	606
ECB Bancorp, Inc.*	39	602
Angel Oak Mortgage REIT, Inc.	63	593
Meridian Corp.	46	593
Westwood Holdings Group, Inc.	38	593
Rithm Property Trust, Inc. REIT	215	581
SB Financial Group, Inc.	30	573
Riverview Bancorp, Inc.	104	572
ACRES Commercial Realty Corp. REIT*	31	556
Sunrise Realty Trust, Inc. REIT	52	551
Hanover Bancorp, Inc.	24	549
SR Bancorp, Inc.	40	540
Nexpoint Real Estate Finance, Inc. REIT	39	538
Finance of America Companies, Inc. — Class A*	23	536
loanDepot, Inc. — Class A*	416	528
Lument Finance Trust, Inc. REIT	233	515

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 25.7% (continued)
Financial - 6.4% (continued)
Sound Financial Bancorp, Inc.	11	$506
Union Bankshares, Inc.	19	506
CF Bankshares, Inc.	20	479
Finward Bancorp	17	470
Consumer Portfolio Services, Inc.*	47	462
NI Holdings, Inc.*	35	446
Transcontinental Realty Investors, Inc.*	10	426
Advanced Flower Capital, Inc. REIT	93	417
Strawberry Fields REIT, Inc.	37	390
Bakkt Holdings, Inc.*	26	363
Patriot National Bancorp, Inc.*	224	341
Mobile Infrastructure Corp.*	73	331
Siebert Financial Corp.*	72	318
Better Home & Finance Holding Co.*	25	310
Chain Bridge Bancorp, Inc. — Class A*	12	309
Rhinebeck Bancorp, Inc.*	23	270
Clipper Realty, Inc. REIT	71	261
Kestrel Group Ltd.*	9	249
SWK Holdings Corp.	16	236
Vroom, Inc.*	5	143
GoHealth, Inc. — Class A*	25	139
Logistic Properties of The Americas*	16	109
American Realty Investors, Inc.*	7	99
Total Financial		3,237,562
Consumer, Non-cyclical - 5.6%
HealthEquity, Inc.*	435	45,583
Ensign Group, Inc.	287	44,273
Blueprint Medicines Corp.*	326	41,787
Bridgebio Pharma, Inc.*	797	34,414
Guardant Health, Inc.*	609	31,692
Stride, Inc.*	218	31,651
Glaukos Corp.*	285	29,438
Lantheus Holdings, Inc.*	344	28,160
Merit Medical Systems, Inc.*	298	27,857
Option Care Health, Inc.*	840	27,283
TG Therapeutics, Inc.*	741	26,669
Madrigal Pharmaceuticals, Inc.*	86	26,027
iRhythm Technologies, Inc.*	163	25,095
Adtalem Global Education, Inc.*	188	23,919
Alkermes plc*	827	23,660
Cal-Maine Foods, Inc.	234	23,313
TransMedics Group, Inc.*	170	22,782
Herc Holdings, Inc.	167	21,992
Integer Holdings Corp.*	176	21,643
ADMA Biologics, Inc.*	1,182	21,524
Axsome Therapeutics, Inc.*	206	21,504
Vaxcyte, Inc.*	641	20,839
Verra Mobility Corp.*	815	20,693
CRISPR Therapeutics AG*	422	20,526
Prestige Consumer Healthcare, Inc.*	252	20,122
Oscar Health, Inc. — Class A*	934	20,025
StoneCo Ltd. — Class A*	1,237	19,841
Brink's Co.	221	19,733
Cytokinetics, Inc.*	596	19,692
Korn Ferry	264	19,359
PTC Therapeutics, Inc.*	396	19,341
RadNet, Inc.*	339	19,292
Haemonetics Corp.*	257	19,175
CBIZ, Inc.*	267	19,147
Akero Therapeutics, Inc.*	356	18,996
Marzetti Co	103	17,795
Rhythm Pharmaceuticals, Inc.*	278	17,567
Krystal Biotech, Inc.*	126	17,320
Soleno Therapeutics, Inc.*	205	17,175
GEO Group, Inc.*	698	16,717
Nuvalent, Inc. — Class A*	219	16,710
Avidity Biosciences, Inc.*	584	16,586
Protagonist Therapeutics, Inc.*	297	16,415
ICU Medical, Inc.*	123	16,254
WD-40 Co.	69	15,738
PROCEPT BioRobotics Corp.*	268	15,437
Laureate Education, Inc. — Class A*	657	15,361
CorVel Corp.*	148	15,211
Graham Holdings Co. — Class B	16	15,139
Simply Good Foods Co.*	478	15,100
ABM Industries, Inc.	316	14,918
Remitly Global, Inc.*	791	14,847
Scholar Rock Holding Corp.*	414	14,664
Alarm.com Holdings, Inc.*	243	13,746
ACADIA Pharmaceuticals, Inc.*	635	13,697
Privia Health Group, Inc.*	587	13,501
Sezzle, Inc.*	75	13,444
Crinetics Pharmaceuticals, Inc.*	461	13,258
Catalyst Pharmaceuticals, Inc.*	590	12,803
LivaNova plc*	278	12,516
Alight, Inc. — Class A	2,200	12,452
Inter Parfums, Inc.	94	12,343
Arcellx, Inc.*	187	12,314
Concentra Group Holdings Parent, Inc.	596	12,260
Xenon Pharmaceuticals, Inc.*	387	12,113
Huron Consulting Group, Inc.*	87	11,966
Chefs' Warehouse, Inc.*	186	11,869
EVERTEC, Inc.	328	11,824
CoreCivic, Inc.*	550	11,588
Marqeta, Inc. — Class A*	1,962	11,438
Mirum Pharmaceuticals, Inc.*	222	11,298
TriNet Group, Inc.	153	11,190
Twist Bioscience Corp.*	302	11,111
Insperity, Inc.	184	11,062
Ligand Pharmaceuticals, Inc. — Class B*	97	11,027
Vericel Corp.*	257	10,935
Veracyte, Inc.*	400	10,812
Addus HomeCare Corp.*	93	10,713
Strategic Education, Inc.	123	10,471
Kymera Therapeutics, Inc.*	239	10,430
Perdoceo Education Corp.	314	10,265
Premier, Inc. — Class A	466	10,219
BrightSpring Health Services, Inc.*	431	10,167
QuidelOrtho Corp.*	346	9,972
Payoneer Global, Inc.*	1,421	9,734

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 25.7% (continued)
Consumer, Non-cyclical - 5.6% (continued)
Arrowhead Pharmaceuticals, Inc.*	615	$9,717
Agios Pharmaceuticals, Inc.*	288	9,579
BioCryst Pharmaceuticals, Inc.*	1,068	9,569
Denali Therapeutics, Inc.*	675	9,443
John Wiley & Sons, Inc. — Class A	210	9,372
UFP Technologies, Inc.*	38	9,278
Novocure Ltd.*	518	9,220
Enovis Corp.*	292	9,157
Indivior plc*	619	9,124
Ideaya Biosciences, Inc.*	427	8,976
J & J Snack Foods Corp.	79	8,959
Adaptive Biotechnologies Corp.*	762	8,877
GeneDx Holdings Corp.*	96	8,862
LeMaitre Vascular, Inc.	106	8,803
Recursion Pharmaceuticals, Inc. — Class A*,1	1,731	8,759
Surgery Partners, Inc.*	394	8,759
Supernus Pharmaceuticals, Inc.*	275	8,668
Select Medical Holdings Corp.	570	8,653
Arlo Technologies, Inc.*	507	8,599
Beam Therapeutics, Inc.*	488	8,301
CONMED Corp.	159	8,281
Central Garden & Pet Co. — Class A*	264	8,261
Brookdale Senior Living, Inc. — Class A*	1,171	8,150
Amicus Therapeutics, Inc.*	1,420	8,137
AtriCure, Inc.*	247	8,094
GRAIL, Inc.*	156	8,022
Tarsus Pharmaceuticals, Inc.*	198	8,021
ICF International, Inc.	94	7,963
Teladoc Health, Inc.*	897	7,813
Universal Technical Institute, Inc.*	229	7,761
Progyny, Inc.*	350	7,700
Arcutis Biotherapeutics, Inc.*	546	7,655
CG oncology, Inc.*	285	7,410
Vita Coco Company, Inc.*	205	7,401
Universal Corp.	123	7,164
United Natural Foods, Inc.*	306	7,133
Apogee Therapeutics, Inc.*	163	7,079
Harmony Biosciences Holdings, Inc.*	223	7,047
Omnicell, Inc.*	238	6,997
Flywire Corp.*	598	6,997
National Healthcare Corp.	65	6,956
Spectrum Brands Holdings, Inc.	130	6,890
Vital Farms, Inc.*	177	6,818
Celldex Therapeutics, Inc.*	334	6,797
Upbound Group, Inc.	268	6,727
First Advantage Corp.*	404	6,710
Disc Medicine, Inc.*	126	6,673
Travere Therapeutics, Inc.*	450	6,660
Ocular Therapeutix, Inc.*	717	6,654
Turning Point Brands, Inc.	87	6,592
Alphatec Holdings, Inc.*	592	6,571
Biohaven Ltd.*	461	6,505
Innoviva, Inc.*	321	6,449
Azenta, Inc.*	208	6,402
CRA International, Inc.	34	6,371
Tandem Diabetes Care, Inc.*	341	6,356
89bio, Inc.*	636	6,246
Pediatrix Medical Group, Inc.*	435	6,242
10X Genomics, Inc. — Class A*	538	6,230
Amneal Pharmaceuticals, Inc.*	767	6,205
Coursera, Inc.*	705	6,176
Vera Therapeutics, Inc.*	262	6,173
Andersons, Inc.	167	6,137
Weis Markets, Inc.	84	6,089
ANI Pharmaceuticals, Inc.*	93	6,068
Artivion, Inc.*	194	6,033
US Physical Therapy, Inc.	77	6,021
PROG Holdings, Inc.	205	6,017
Grocery Outlet Holding Corp.*	483	5,999
Acuren Corp.*	528	5,829
MannKind Corp.*	1,544	5,775
Clover Health Investments Corp.*	2,059	5,745
Pacira BioSciences, Inc.*	235	5,617
Healthcare Services Group, Inc.*	372	5,591
Edgewell Personal Care Co.	238	5,572
Immunovant, Inc.*	348	5,568
Fresh Del Monte Produce, Inc.	169	5,479
CareDx, Inc.*	278	5,432
Driven Brands Holdings, Inc.*	305	5,356
Neogen Corp.*	1,115	5,330
Dynavax Technologies Corp.*	536	5,317
Barrett Business Services, Inc.	127	5,295
National Beverage Corp.*	122	5,275
Astrana Health, Inc.*	208	5,175
Pennant Group, Inc.*	173	5,164
BrightView Holdings, Inc.*	307	5,112
Aurinia Pharmaceuticals, Inc.*	601	5,090
WK Kellogg Co.	318	5,069
Legalzoom.com, Inc.*	565	5,034
TreeHouse Foods, Inc.*	256	4,972
Viridian Therapeutics, Inc.*	354	4,949
Intellia Therapeutics, Inc.*	526	4,934
Harrow, Inc.*	161	4,917
ARS Pharmaceuticals, Inc.*	280	4,886
Edgewise Therapeutics, Inc.*	372	4,877
Collegium Pharmaceutical, Inc.*	163	4,820
NeoGenomics, Inc.*	658	4,810
Novavax, Inc.*,1	763	4,807
Heidrick & Struggles International, Inc.	104	4,759
Ingles Markets, Inc. — Class A	75	4,753
Dole plc	338	4,729
Ardelyx, Inc.*	1,203	4,716
Janux Therapeutics, Inc.*	201	4,643
Akebia Therapeutics, Inc.*	1,275	4,641
Utz Brands, Inc.	369	4,631
Dyne Therapeutics, Inc.*	479	4,560
SpartanNash Co.	172	4,556
Quanex Building Products Corp.	241	4,555
AdaptHealth Corp.*	472	4,451
Herbalife Ltd.*	516	4,448
Willdan Group, Inc.*	71	4,438
Nurix Therapeutics, Inc.*	384	4,374

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 25.7% (continued)
Consumer, Non-cyclical - 5.6% (continued)
Geron Corp.*	3,095	$4,364
Amphastar Pharmaceuticals, Inc.*	189	4,339
STAAR Surgical Co.*	255	4,279
Integra LifeSciences Holdings Corp.*	342	4,196
Cidara Therapeutics, Inc.*	86	4,189
BioLife Solutions, Inc.*	193	4,157
Hertz Global Holdings, Inc.*,1	602	4,112
Liquidia Corp.*	327	4,074
Syndax Pharmaceuticals, Inc.*	435	4,074
CorMedix, Inc.*	328	4,041
Transcat, Inc.*	47	4,040
Avadel Pharmaceuticals plc*	456	4,036
AMN Healthcare Services, Inc.*	195	4,031
Anavex Life Sciences Corp.*,1	426	3,928
Verve Therapeutics, Inc.*	348	3,908
Cogent Biosciences, Inc.*	541	3,884
Niagen Bioscience, Inc.*	266	3,833
Praxis Precision Medicines, Inc.*	91	3,827
Spyre Therapeutics, Inc.*	254	3,802
Kforce, Inc.	91	3,743
WaVe Life Sciences Ltd.*	572	3,718
MiMedx Group, Inc.*	603	3,684
SI-BONE, Inc.*	194	3,651
Matthews International Corp. — Class A	152	3,634
agilon health, Inc.*	1,574	3,620
Cimpress plc*	77	3,619
Deluxe Corp.	226	3,596
Xeris Biopharma Holdings, Inc.*	764	3,568
Owens & Minor, Inc.*	385	3,504
Immunome, Inc.*	376	3,497
LifeStance Health Group, Inc.*	676	3,495
Lincoln Educational Services Corp.*	151	3,481
Udemy, Inc.*	495	3,480
Vestis Corp.	588	3,369
Helen of Troy Ltd.*	117	3,320
Carriage Services, Inc. — Class A	72	3,293
Enliven Therapeutics, Inc.*	164	3,290
Hackett Group, Inc.	128	3,254
CompoSecure, Inc. — Class A*	224	3,156
Zymeworks, Inc.*	250	3,138
Replimune Group, Inc.*	336	3,121
ImmunityBio, Inc.*	1,173	3,097
Mister Car Wash, Inc.*	506	3,041
Tootsie Roll Industries, Inc.	90	3,011
EyePoint Pharmaceuticals, Inc.*	316	2,974
Castle Biosciences, Inc.*	145	2,961
Green Dot Corp. — Class A*	274	2,954
PACS Group, Inc.*	225	2,907
Embecta Corp.	298	2,888
Mission Produce, Inc.*	246	2,883
Arcus Biosciences, Inc.*	351	2,857
SunOpta, Inc.*	488	2,830
Xencor, Inc.*	359	2,822
Avanos Medical, Inc.*	228	2,791
American Public Education, Inc.*	89	2,711
Mineralys Therapeutics, Inc.*	200	2,706
Cass Information Systems, Inc.	62	2,694
LENZ Therapeutics, Inc.*	91	2,667
Phibro Animal Health Corp. — Class A	104	2,656
Sage Therapeutics, Inc.*	290	2,645
Metsera, Inc.*,1	91	2,589
UroGen Pharma Ltd.*	188	2,576
Natural Grocers by Vitamin Cottage, Inc.	65	2,551
ArriVent Biopharma, Inc.*	117	2,547
John B Sanfilippo & Son, Inc.	40	2,530
iRadimed Corp.	42	2,511
Evolus, Inc.*	272	2,505
Mind Medicine MindMed, Inc.*	384	2,492
Nuvation Bio, Inc.*	1,273	2,482
RxSight, Inc.*	190	2,470
Arvinas, Inc.*	335	2,466
Myriad Genetics, Inc.*	464	2,464
Zevra Therapeutics, Inc.*	277	2,440
Enhabit, Inc.*	253	2,439
OPKO Health, Inc.*	1,845	2,435
Axogen, Inc.*	224	2,430
Honest Company, Inc.*	476	2,423
Day One Biopharmaceuticals, Inc.*	367	2,385
Arbutus Biopharma Corp.*	772	2,385
Ceribell, Inc.*	127	2,379
Stoke Therapeutics, Inc.*	209	2,372
Relay Therapeutics, Inc.*	675	2,335
Seneca Foods Corp. — Class A*	23	2,333
Kura Oncology, Inc.*	403	2,325
ORIC Pharmaceuticals, Inc.*	229	2,324
Fortrea Holdings, Inc.*	466	2,302
Keros Therapeutics, Inc.*	172	2,296
Vir Biotechnology, Inc.*	454	2,288
Calavo Growers, Inc.	86	2,287
Ennis, Inc.	126	2,286
Amylyx Pharmaceuticals, Inc.*	354	2,269
Monro, Inc.	152	2,266
aTyr Pharma, Inc.*	444	2,251
Community Health Systems, Inc.*	662	2,251
Iovance Biotherapeutics, Inc.*,1	1,307	2,248
Ginkgo Bioworks Holdings, Inc.*	198	2,227
Orthofix Medical, Inc.*	198	2,208
AnaptysBio, Inc.*	99	2,198
KalVista Pharmaceuticals, Inc.*	192	2,171
MGP Ingredients, Inc.	72	2,158
Theravance Biopharma, Inc.*	193	2,129
Fulgent Genetics, Inc.*	107	2,127
Trevi Therapeutics, Inc.*	387	2,117
Surmodics, Inc.*	71	2,109
Paysafe Ltd.*	166	2,095
Delcath Systems, Inc.*	154	2,094
Cross Country Healthcare, Inc.*	160	2,088
Phathom Pharmaceuticals, Inc.*	215	2,062
Cytek Biosciences, Inc.*	600	2,040
Tango Therapeutics, Inc.*	391	2,002
AngioDynamics, Inc.*	198	1,964
REGENXBIO, Inc.*	239	1,962

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 25.7% (continued)
Consumer, Non-cyclical - 5.6% (continued)
Butterfly Network, Inc.*	979	$1,958
Cullinan Therapeutics, Inc.*	260	1,958
Upstream Bio, Inc.*	178	1,954
Taysha Gene Therapies, Inc.*	845	1,952
Celcuity, Inc.*	146	1,949
Capricor Therapeutics, Inc.*,1	196	1,946
Repay Holdings Corp.*	397	1,914
Fulcrum Therapeutics, Inc.*	272	1,871
Eton Pharmaceuticals, Inc.*	131	1,867
Dianthus Therapeutics, Inc.*	100	1,863
Sana Biotechnology, Inc.*	680	1,856
OrthoPediatrics Corp.*	86	1,847
Kelly Services, Inc. — Class A	155	1,815
Tejon Ranch Co.*	107	1,815
Varex Imaging Corp.*	209	1,812
Village Super Market, Inc. — Class A	47	1,810
Emergent BioSolutions, Inc.*	275	1,754
Pacific Biosciences of California, Inc.*	1,408	1,746
USANA Health Sciences, Inc.*	57	1,740
Nano-X Imaging Ltd.*,1	328	1,696
Rigel Pharmaceuticals, Inc.*	90	1,686
Personalis, Inc.*	256	1,679
Arcturus Therapeutics Holdings, Inc.*	129	1,678
ZipRecruiter, Inc. — Class A*	334	1,673
Spire Global, Inc.*,1	140	1,666
Semler Scientific, Inc.*,1	43	1,666
B&G Foods, Inc.[1]	393	1,662
Central Garden & Pet Co.*	47	1,653
Jade Biosciences, Inc.	165	1,648
Solid Biosciences, Inc.*	337	1,641
KinderCare Learning Companies, Inc.*	161	1,626
Bicara Therapeutics, Inc.*	174	1,616
Heron Therapeutics, Inc.*,1	780	1,615
Ardent Health, Inc.*	118	1,612
ACCO Brands Corp.	446	1,597
ClearPoint Neuro, Inc.*	133	1,588
Oruka Therapeutics, Inc.	139	1,558
Bioventus, Inc. — Class A*	235	1,556
Tourmaline Bio, Inc.*	97	1,551
Altimmune, Inc.*,1	395	1,529
Rezolute, Inc.*	341	1,521
Custom Truck One Source, Inc.*	307	1,517
iTeos Therapeutics, Inc.*	152	1,515
Maravai LifeSciences Holdings, Inc. — Class A*	622	1,499
Savara, Inc.*	645	1,471
Aquestive Therapeutics, Inc.*	439	1,453
Mama's Creations, Inc.*	174	1,444
Nathan's Famous, Inc.	13	1,438
Performant Healthcare, Inc.*	358	1,432
Absci Corp.*	556	1,429
Treace Medical Concepts, Inc.*	243	1,429
Quantum-Si, Inc.*	719	1,409
Atea Pharmaceuticals, Inc.*	391	1,408
Tonix Pharmaceuticals Holding Corp.*	39	1,403
Guardian Pharmacy Services, Inc. — Class A*	65	1,385
MeiraGTx Holdings plc*	212	1,382
Terns Pharmaceuticals, Inc.*	369	1,376
Distribution Solutions Group, Inc.*	50	1,373
NeuroPace, Inc.*	123	1,370
SIGA Technologies, Inc.	209	1,363
Pulse Biosciences, Inc.*	90	1,358
Vanda Pharmaceuticals, Inc.*	284	1,340
Humacyte, Inc.*	639	1,336
Limoneira Co.	85	1,330
Cerus Corp.*	942	1,328
Blade Air Mobility, Inc.*	327	1,318
Beyond Meat, Inc.*	376	1,312
Zimvie, Inc.*	140	1,309
Olema Pharmaceuticals, Inc.*	304	1,295
Franklin Covey Co.*	56	1,278
Organogenesis Holdings, Inc.*	348	1,274
Abeona Therapeutics, Inc.*	223	1,267
Quanterix Corp.*	188	1,250
Aveanna Healthcare Holdings, Inc.*	236	1,234
Viemed Healthcare, Inc.*	178	1,230
Tactile Systems Technology, Inc.*	120	1,217
Compass Therapeutics, Inc.*	467	1,214
XOMA Royalty Corp.*	48	1,210
Prothena Corporation plc*	198	1,202
Aura Biosciences, Inc.*	191	1,196
Gossamer Bio, Inc.*	968	1,191
SANUWAVE Health, Inc.*	36	1,183
Tyra Biosciences, Inc.*	123	1,177
Annexon, Inc.*	488	1,171
Astria Therapeutics, Inc.*	218	1,168
Target Hospitality Corp.*	164	1,168
Septerna, Inc.*	109	1,152
OraSure Technologies, Inc.*	383	1,149
Lifecore Biomedical, Inc.*	141	1,145
MaxCyte, Inc.*	516	1,125
Erasca, Inc.*	885	1,124
Beauty Health Co.*	583	1,114
Tectonic Therapeutic, Inc.*	56	1,113
Kestra Medical Technologies Ltd.*	67	1,111
Nature's Sunshine Products, Inc.*	75	1,109
Sionna Therapeutics, Inc.*	63	1,093
Precigen, Inc.*	765	1,086
National Research Corp. — Class A	64	1,075
Monte Rosa Therapeutics, Inc.*	238	1,073
Corvus Pharmaceuticals, Inc.*	267	1,068
SELLAS Life Sciences Group, Inc.*	487	1,067
Aldeyra Therapeutics, Inc.*	277	1,061
Westrock Coffee Co.*	184	1,054
Rocket Pharmaceuticals, Inc.*	428	1,049
Perspective Therapeutics, Inc.*	304	1,046
Rapport Therapeutics, Inc.*	90	1,023
Candel Therapeutics, Inc.*	201	1,017

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 25.7% (continued)
Consumer, Non-cyclical - 5.6% (continued)
Olaplex Holdings, Inc.*	716	$1,002
Esperion Therapeutics, Inc.*,1	1,018	1,002
Fennec Pharmaceuticals, Inc.*	120	996
Cardiff Oncology, Inc.*	316	995
MBX Biosciences, Inc.*	87	993
ADC Therapeutics S.A.*	369	989
Priority Technology Holdings, Inc.*	127	988
Beta Bionics, Inc.*,1	67	976
Entrada Therapeutics, Inc.*	143	961
Verastem, Inc.*	231	959
TrueBlue, Inc.*	146	946
Editas Medicine, Inc.*	430	946
Utah Medical Products, Inc.	16	911
Resources Connection, Inc.	166	891
OmniAb, Inc.*	511	889
Joint Corp.*	77	889
Alico, Inc.	27	882
Allogene Therapeutics, Inc.*	773	873
Benitec Biopharma, Inc.*	74	866
Information Services Group, Inc.	180	864
Omeros Corp.*	288	864
Inogen, Inc.*	121	851
Y-mAbs Therapeutics, Inc.*	188	848
European Wax Center, Inc. — Class A*	149	839
Cadiz, Inc.*	280	837
Quad/Graphics, Inc.	148	836
Eledon Pharmaceuticals, Inc.*	299	810
Zenas Biopharma, Inc.*	83	804
Palvella Therapeutics, Inc.*	35	789
Foghorn Therapeutics, Inc.*	167	785
Enanta Pharmaceuticals, Inc.*	103	779
KORU Medical Systems, Inc.*	217	777
Medifast, Inc.*	55	773
Electromed, Inc.*	35	770
4D Molecular Therapeutics, Inc.*	205	761
MediWound Ltd.*	39	755
Monopar Therapeutics, Inc.*	21	751
Neurogene, Inc.*	50	748
Cargo Therapeutics, Inc.*	181	746
Puma Biotechnology, Inc.*	216	741
Alumis, Inc.*	246	738
Voyager Therapeutics, Inc.*	237	737
Prime Medicine, Inc.*	298	736
DocGo, Inc.*	465	730
Avita Medical, Inc.*	135	714
CPI Card Group, Inc.*	30	712
Accuray, Inc.*	517	708
Lifevantage Corp.	54	706
Acme United Corp.	17	705
Hain Celestial Group, Inc.*	462	702
Sonida Senior Living, Inc.*	28	699
Third Harmonic Bio, Inc.*	128	695
Anika Therapeutics, Inc.*	64	677
scPharmaceuticals, Inc.*	175	667
Aclaris Therapeutics, Inc.*	463	657
Alta Equipment Group, Inc.	104	657
Inhibrx Biosciences, Inc.*	46	656
HF Foods Group, Inc.*	205	652
Neuronetics, Inc.*	184	642
Lifeway Foods, Inc.*	26	641
SoundThinking, Inc.*	49	640
LENSAR, Inc.*	48	632
Mercurity Fintech Holding, Inc.*	163	628
Larimar Therapeutics, Inc.*	216	624
Acacia Research Corp.*	174	623
Kodiak Sciences, Inc.*	167	623
Fate Therapeutics, Inc.*	555	622
Stereotaxis, Inc.*	292	619
Oncology Institute, Inc.*	301	617
Inhibikase Therapeutics, Inc.*	308	601
Bright Minds Biosciences, Inc.*	23	601
Biote Corp. — Class A*	149	599
RCM Technologies, Inc.*	25	589
Ironwood Pharmaceuticals, Inc. — Class A*	816	585
Forrester Research, Inc.*	58	574
Alector, Inc.*	406	568
Maze Therapeutics, Inc.*	45	552
Design Therapeutics, Inc.*	161	543
Waldencast plc — Class A*	216	529
Protalix BioTherapeutics, Inc.*	356	527
DiaMedica Therapeutics, Inc.*	135	526
Zevia PBC — Class A*	161	518
Gyre Therapeutics, Inc.*	69	507
Pulmonx Corp.*	195	505
Protara Therapeutics, Inc.*	165	500
BioAge Labs, Inc.*	121	500
Nuvectis Pharma, Inc.*	66	493
Lexeo Therapeutics, Inc.*	122	490
Cartesian Therapeutics, Inc.*,1	47	488
CVRx, Inc.*	82	482
Nkarta, Inc.*	273	453
Journey Medical Corp.*	62	445
TriSalus Life Sciences, Inc.*	81	441
Sanara Medtech, Inc.*	15	426
Korro Bio, Inc.*	34	425
Solesence Inc*	96	419
Anteris Technologies Global Corp.*	110	417
BRC, Inc. — Class A*	316	414
Lucid Diagnostics, Inc.*	353	406
Tvardi Therapeutics, Inc.*	17	397
Coherus Oncology, Inc.*	541	396
Aardvark Therapeutics, Inc.*	29	392
Innovage Holding Corp.*	103	380
Myomo, Inc.*	166	359
Emerald Holding, Inc.	71	344
AirSculpt Technologies, Inc.*,1	65	314
TuHURA Biosciences, Inc.*	131	292
Greenwich Lifesciences, Inc.*	31	281
HireQuest, Inc.	28	280
Alpha Teknova, Inc.*	55	270
FitLife Brands, Inc.*	20	260
Ispire Technology, Inc.*	96	246
MarketWise, Inc.	11	218
Forafric Global plc*	26	203
Inmune Bio, Inc.*	85	196
Actuate Therapeutics, Inc.*	30	183
Tevogen Bio Holdings, Inc.*	145	181

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 25.7% (continued)
Consumer, Non-cyclical - 5.6% (continued)
SBC Medical Group Holdings, Inc.*	29	$134
Atlantic International Corp.*	55	112
Scilex Holding Co.*	7	41
Ligand Pharmaceuticals, Inc.*,†††	23	–
Ligand Pharmaceuticals, Inc.*,†††	23	–
Total Consumer, Non-cyclical		2,829,634
Industrial - 4.3%
Fabrinet*	184	54,221
Fluor Corp.*	854	43,785
AeroVironment, Inc.*	144	41,033
NEXTracker, Inc. — Class A*	724	39,364
SPX Technologies, Inc.*	233	39,069
Kratos Defense & Security Solutions, Inc.*	841	39,064
Chart Industries, Inc.*	231	38,034
Casella Waste Systems, Inc. — Class A*	321	37,037
Badger Meter, Inc.	151	36,987
Sterling Infrastructure, Inc.*	152	35,071
Dycom Industries, Inc.*	143	34,948
Watts Water Technologies, Inc. — Class A	140	34,425
Federal Signal Corp.	306	32,565
JBT Marel Corp.	267	32,109
UFP Industries, Inc.	308	30,603
Itron, Inc.*	232	30,538
Archer Aviation, Inc. — Class A*	2,781	30,174
GATX Corp.	183	28,101
Zurn Elkay Water Solutions Corp.	767	28,049
Modine Manufacturing Co.*	267	26,299
Sanmina Corp.*	267	26,121
Moog, Inc. — Class A	144	26,060
NuScale Power Corp.*	647	25,595
ESCO Technologies, Inc.	133	25,519
Advanced Energy Industries, Inc.	192	25,440
Construction Partners, Inc. — Class A*	239	25,401
Bloom Energy Corp. — Class A*	1,045	24,996
Joby Aviation, Inc.*,1	2,354	24,835
Knife River Corp.*	292	23,839
CSW Industrials, Inc.	83	23,807
Novanta, Inc.*	184	23,723
Belden, Inc.	202	23,392
Mirion Technologies, Inc.*	1,072	23,080
Frontdoor, Inc.*	380	22,397
Primoris Services Corp.	276	21,511
Arcosa, Inc.	248	21,504
Golar LNG Ltd.	510	21,007
TTM Technologies, Inc.*	514	20,981
Granite Construction, Inc.	223	20,853
Enpro, Inc.	108	20,687
Exponent, Inc.	259	19,350
Mueller Water Products, Inc. — Class A	796	19,136
Kadant, Inc.	60	19,047
Plexus Corp.*	137	18,537
Matson, Inc.	166	18,484
OSI Systems, Inc.*	82	18,438
Franklin Electric Company, Inc.	204	18,307
EnerSys	200	17,154
Boise Cascade Co.	195	16,930
Atmus Filtration Technologies, Inc.	426	15,515
Terex Corp.	332	15,501
Cactus, Inc. — Class A	350	15,302
Argan, Inc.	68	14,993
Griffon Corp.	200	14,474
MYR Group, Inc.*	79	14,335
Mercury Systems, Inc.*	266	14,327
AZZ, Inc.	151	14,266
IES Holdings, Inc.*	46	13,627
RXO, Inc.*	829	13,032
AAR Corp.*	182	12,520
Atkore, Inc.	176	12,417
Alamo Group, Inc.	53	11,574
O-I Glass, Inc.*	784	11,556
Trinity Industries, Inc.	418	11,290
Enerpac Tool Group Corp.	277	11,235
Albany International Corp. — Class A	154	10,800
Tutor Perini Corp.*	227	10,619
Powell Industries, Inc.	49	10,312
Hub Group, Inc. — Class A	305	10,196
Worthington Enterprises, Inc.	160	10,182
Vishay Intertechnology, Inc.	618	9,814
Triumph Group, Inc.*	379	9,759
Tecnoglass, Inc.	124	9,593
Standex International Corp.	60	9,389
ArcBest Corp.	118	9,087
PureCycle Technologies, Inc.*	662	9,069
Kennametal, Inc.	394	9,046
Gibraltar Industries, Inc.*	152	8,968
Scorpio Tankers, Inc.	222	8,687
Enovix Corp.*	840	8,686
Materion Corp.	106	8,413
Greif, Inc. — Class A	129	8,384
Werner Enterprises, Inc.	306	8,372
Lindsay Corp.	56	8,078
World Kinect Corp.	282	7,995
Knowles Corp.*	441	7,770
Limbach Holdings, Inc.*	54	7,565
Xometry, Inc. — Class A*	222	7,501
International Seaways, Inc.	205	7,478
Tennant Co.	96	7,438
Greenbrier Companies, Inc.	157	7,230
Hillenbrand, Inc.	360	7,225
Hillman Solutions Corp.*	1,010	7,211
American Superconductor Corp.*	195	7,154
Masterbrand, Inc.*	648	7,083
Benchmark Electronics, Inc.	182	7,067
Applied Optoelectronics, Inc.*	274	7,039
DHT Holdings, Inc.	650	7,027
NV5 Global, Inc.*	296	6,835
Energizer Holdings, Inc.	338	6,814
CTS Corp.	151	6,434

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 25.7% (continued)
Industrial - 4.3% (continued)
Intuitive Machines, Inc.*	558	$6,065
DXP Enterprises, Inc.*	66	5,785
Ducommun, Inc.*	70	5,784
Helios Technologies, Inc.	169	5,640
Janus International Group, Inc.*	692	5,633
Vicor Corp.*	119	5,398
Napco Security Technologies, Inc.	180	5,344
Bel Fuse, Inc. — Class B	53	5,178
SFL Corporation Ltd.	619	5,156
Astronics Corp.*	154	5,156
Teekay Tankers Ltd. — Class A	123	5,132
Worthington Steel, Inc.	168	5,011
Astec Industries, Inc.	117	4,878
Proto Labs, Inc.*	121	4,845
TriMas Corp.	169	4,835
nLight, Inc.*	245	4,822
Thermon Group Holdings, Inc.*	170	4,774
NANO Nuclear Energy, Inc.*	136	4,691
Dorian LPG Ltd.	190	4,632
Cadre Holdings, Inc.	145	4,618
Apogee Enterprises, Inc.	108	4,385
FARO Technologies, Inc.*	97	4,260
CECO Environmental Corp.*	149	4,218
Great Lakes Dredge & Dock Corp.*	339	4,132
American Woodmark Corp.*	75	4,003
Gorman-Rupp Co.	107	3,929
Marten Transport Ltd.	298	3,871
Golden Ocean Group Ltd.[1]	522	3,821
Evolv Technologies Holdings, Inc.*	590	3,682
Montrose Environmental Group, Inc.*	165	3,612
Insteel Industries, Inc.	95	3,535
FLEX LNG Ltd.	160	3,517
Energy Recovery, Inc.*	272	3,476
Ichor Holdings Ltd.*	173	3,398
Enviri Corp.*	388	3,368
Ardagh Metal Packaging S.A.	711	3,043
Ryerson Holding Corp.	138	2,977
Sturm Ruger & Company, Inc.	82	2,944
Metallus, Inc.*	187	2,882
Byrna Technologies, Inc.*	92	2,841
Forward Air Corp.*	115	2,822
Redwire Corp.*,1	171	2,787
Red Cat Holdings, Inc.*	382	2,781
Nordic American Tankers Ltd.	1,046	2,751
Myers Industries, Inc.	189	2,739
TSS, Inc.*	93	2,681
Allient, Inc.	73	2,651
National Presto Industries, Inc.	27	2,645
Genco Shipping & Trading Ltd.	201	2,627
Graham Corp.*	53	2,624
Willis Lease Finance Corp.	18	2,570
Mesa Laboratories, Inc.	26	2,450
Hyster-Yale, Inc.	60	2,387
Kimball Electronics, Inc.*	124	2,385
Navigator Holdings Ltd.	167	2,363
LSI Industries, Inc.	136	2,313
Heartland Express, Inc.	260	2,246
Clearwater Paper Corp.*	81	2,207
Columbus McKinnon Corp.	144	2,199
Teekay Corporation Ltd.	266	2,195
LSB Industries, Inc.*	275	2,145
Power Solutions International, Inc.*	33	2,134
Manitowoc Company, Inc.*	176	2,116
Bowman Consulting Group Ltd.*	72	2,070
Costamare, Inc.	226	2,059
NWPX Infrastructure Inc*	50	2,050
Covenant Logistics Group, Inc. — Class A	83	2,001
Aspen Aerogels, Inc.*	338	2,001
Amprius Technologies, Inc.*	475	2,000
Centuri Holdings, Inc.*	87	1,952
Smith & Wesson Brands, Inc.	224	1,944
CryoPort, Inc.*	249	1,858
NVE Corp.	25	1,840
Standard BioTools, Inc.*	1,526	1,831
Eastman Kodak Co.*	324	1,830
Eve Holding, Inc.*	260	1,783
Orion Group Holdings, Inc.*	192	1,742
JELD-WEN Holding, Inc.*	434	1,701
Ardmore Shipping Corp.	176	1,690
Luxfer Holdings plc	136	1,657
Greif, Inc. — Class B	24	1,656
Olympic Steel, Inc.	50	1,630
Titan America S.A.	124	1,548
Latham Group, Inc.*	229	1,461
MicroVision, Inc.*	1,251	1,426
Neonode, Inc.*	54	1,377
Park Aerospace Corp.	93	1,374
Lightbridge Corp.*	96	1,283
KULR Technology Group, Inc.*	168	1,198
Tredegar Corp.*	136	1,197
Kopin Corp.*	762	1,166
Mayville Engineering Company, Inc.*	73	1,165
L B Foster Co. — Class A*	52	1,137
Palladyne AI Corp.*	130	1,126
Pure Cycle Corp.*	101	1,083
Safe Bulkers, Inc.	294	1,061
Turtle Beach Corp.*	76	1,051
Radiant Logistics, Inc.*	169	1,028
908 Devices, Inc.*	140	998
AerSale Corp.*	164	986
Karat Packaging, Inc.	35	986
Perma-Fix Environmental Services, Inc.*	88	926
Himalaya Shipping Ltd.	152	877
Park-Ohio Holdings Corp.	49	875
Sight Sciences, Inc.*	211	872
Proficient Auto Logistics, Inc.*	120	871
Arq, Inc.*	161	864
Universal Logistics Holdings, Inc.	34	863
Ranpak Holdings Corp.*	239	853
Gencor Industries, Inc.*	53	742
Bel Fuse, Inc. — Class A	8	719
Pangaea Logistics Solutions Ltd.	152	714

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 25.7% (continued)
Industrial - 4.3% (continued)
Core Molding Technologies, Inc.*	43	$713
Concrete Pumping Holdings, Inc.	115	707
Richtech Robotics, Inc. — Class B*	353	688
Mistras Group, Inc.*	84	673
Eastern Co.	29	662
Energy Services of America Corp.	60	596
Omega Flex, Inc.	18	583
Outdoor Holding Co.*	448	574
M-Tron Industries, Inc.*	13	546
Ascent Industries Co.*	41	517
AirJoule Technologies Corp.*	110	509
Pro-DEX, Inc.*	11	480
Smith-Midland Corp.*	14	470
Net Power, Inc.*	173	427
PAMT CORP*	31	399
Costamare Bulkers Holdings Ltd.*	44	381
SKYX Platforms Corp.*	312	326
NL Industries, Inc.	43	275
Southland Holdings, Inc.*	54	226
Total Industrial		2,172,854
Consumer, Cyclical - 2.8%
Brinker International, Inc.*	226	40,755
Taylor Morrison Home Corp. — Class A*	503	30,894
Group 1 Automotive, Inc.	64	27,949
Shake Shack, Inc. — Class A*	198	27,839
FirstCash Holdings, Inc.	202	27,298
Meritage Homes Corp.	363	24,310
Boot Barn Holdings, Inc.*	157	23,864
Asbury Automotive Group, Inc.*	100	23,854
Urban Outfitters, Inc.*	323	23,430
Installed Building Products, Inc.	120	21,639
GMS, Inc.*	197	21,424
SkyWest, Inc.*	206	21,212
Life Time Group Holdings, Inc.*	693	21,019
Abercrombie & Fitch Co. — Class A*	240	19,884
KB Home	357	18,910
Kontoor Brands, Inc.	281	18,537
Dorman Products, Inc.*	141	17,296
Champion Homes, Inc.*	276	17,280
Signet Jewelers Ltd.	213	16,944
Cavco Industries, Inc.*	39	16,943
Resideo Technologies, Inc.*	758	16,721
Rush Enterprises, Inc. — Class A	319	16,432
Cinemark Holdings, Inc.	544	16,418
Patrick Industries, Inc.	166	15,317
Academy Sports & Outdoors, Inc.	338	15,146
M/I Homes, Inc.*	135	15,136
Six Flags Entertainment Corp.*	489	14,880
Cheesecake Factory, Inc.[1]	236	14,788
Tri Pointe Homes, Inc.*	456	14,569
UniFirst Corp.	77	14,493
Advance Auto Parts, Inc.	306	14,226
Goodyear Tire & Rubber Co.*	1,332	13,813
PriceSmart, Inc.	131	13,760
VSE Corp.	104	13,622
OPENLANE, Inc.*	542	13,252
Visteon Corp.*	140	13,062
Peloton Interactive, Inc. — Class A*	1,881	13,054
Hilton Grand Vacations, Inc.*	312	12,957
Red Rock Resorts, Inc. — Class A	249	12,955
REV Group, Inc.	262	12,469
Marriott Vacations Worldwide Corp.	163	11,787
Genius Sports Ltd.*	1,130	11,752
HNI Corp.	237	11,656
Dana, Inc.	675	11,576
LCI Industries	126	11,490
Polaris, Inc.	272	11,057
Atlanta Braves Holdings, Inc. — Class C*	235	10,991
Warby Parker, Inc. — Class A*	501	10,987
Foot Locker, Inc.*	437	10,706
Capri Holdings Ltd.*	594	10,514
Acushnet Holdings Corp.	144	10,486
Green Brick Partners, Inc.*	161	10,124
OneSpaWorld Holdings Ltd.	484	9,869
National Vision Holdings, Inc.*	397	9,135
International Game Technology plc	571	9,027
Phinia, Inc.	201	8,943
Super Group SGHC Ltd.	813	8,919
Steven Madden Ltd.	354	8,489
Adient plc*	429	8,348
Hanesbrands, Inc.*	1,793	8,212
Papa John's International, Inc.	167	8,173
Madison Square Garden Entertainment Corp.*	202	8,074
American Eagle Outfitters, Inc.	829	7,975
La-Z-Boy, Inc.	212	7,880
Sweetgreen, Inc. — Class A*	528	7,857
Century Communities, Inc.	137	7,716
Wolverine World Wide, Inc.	411	7,431
Buckle, Inc.	161	7,301
Blue Bird Corp.*	164	7,078
JetBlue Airways Corp.*	1,641	6,942
Cracker Barrel Old Country Store, Inc.	113	6,902
AMC Entertainment Holdings, Inc. — Class A*	2,220	6,882
Garrett Motion, Inc.	648	6,811
Rush Street Interactive, Inc.*	453	6,750
MillerKnoll, Inc.	345	6,700
United Parks & Resorts, Inc.*	139	6,554
Sonos, Inc.*	600	6,486
Victoria's Secret & Co.*,1	349	6,463
Interface, Inc. — Class A	296	6,195
IMAX Corp.*	220	6,151
Everi Holdings, Inc.*	431	6,137
Leggett & Platt, Inc.	680	6,066
Sonic Automotive, Inc. — Class A	75	5,995
MRC Global, Inc.*	435	5,964

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 25.7% (continued)
Consumer, Cyclical - 2.8% (continued)
Aeva Technologies, Inc.*	156	$5,895
Sabre Corp.*	1,850	5,846
Monarch Casino & Resort, Inc.	66	5,705
Lionsgate Studios Corp.*	978	5,682
Winmark Corp.	15	5,664
Fox Factory Holding Corp.*	214	5,551
Carter's, Inc.	182	5,484
LGI Homes, Inc.*	106	5,461
Topgolf Callaway Brands Corp.*	673	5,418
Camping World Holdings, Inc. — Class A	307	5,277
BJ's Restaurants, Inc.*	109	4,861
Sally Beauty Holdings, Inc.*	521	4,824
Kohl's Corp.	556	4,715
ScanSource, Inc.*	111	4,641
G-III Apparel Group Ltd.*	200	4,480
Steelcase, Inc. — Class A	428	4,464
XPEL, Inc.*	123	4,416
Gentherm, Inc.*	155	4,385
Dave & Buster's Entertainment, Inc.*	139	4,181
Allegiant Travel Co. — Class A*	74	4,066
Winnebago Industries, Inc.	139	4,031
Dream Finders Homes, Inc. — Class A*	154	3,870
PC Connection, Inc.	57	3,749
Bloomin' Brands, Inc.	428	3,685
Microvast Holdings, Inc.*	1,015	3,684
indie Semiconductor, Inc. — Class A*,1	989	3,521
ThredUp, Inc. — Class A*	464	3,475
Douglas Dynamics, Inc.	116	3,419
Portillo's, Inc. — Class A*	288	3,361
First Watch Restaurant Group, Inc.*	208	3,336
Standard Motor Products, Inc.	108	3,318
Beazer Homes USA, Inc.*	148	3,311
Ethan Allen Interiors, Inc.	118	3,286
Accel Entertainment, Inc.*	276	3,249
Build-A-Bear Workshop, Inc. — Class A	63	3,248
Daktronics, Inc.*	210	3,175
Pursuit Attractions and Hospitality, Inc.*	108	3,114
Sun Country Airlines Holdings, Inc.*	261	3,067
Global Business Travel Group I*	482	3,036
Malibu Boats, Inc. — Class A*	96	3,009
BlueLinx Holdings, Inc.*	40	2,975
Golden Entertainment, Inc.	100	2,943
Oxford Industries, Inc.	72	2,898
Kura Sushi USA, Inc. — Class A*	32	2,755
Ermenegildo Zegna N.V.	315	2,693
Hovnanian Enterprises, Inc. — Class A*	25	2,614
ODP Corp.*	141	2,556
Titan International, Inc.*	248	2,547
Miller Industries, Inc.	56	2,490
Rush Enterprises, Inc. — Class B	47	2,466
MarineMax, Inc.*	97	2,439
American Axle & Manufacturing Holdings, Inc.*	590	2,407
EVgo, Inc.*	654	2,387
Arhaus, Inc.*	261	2,263
Lindblad Expeditions Holdings, Inc.*	192	2,241
Wabash National Corp.	210	2,232
A-Mark Precious Metals, Inc.	97	2,151
America's Car-Mart, Inc.*	38	2,130
Titan Machinery, Inc.*	106	2,100
Shyft Group, Inc.	166	2,082
Caleres, Inc.	168	2,053
Marcus Corp.	121	2,040
Nu Skin Enterprises, Inc. — Class A	249	1,990
Forestar Group, Inc.*	99	1,980
Global Industrial Co.	73	1,972
Dine Brands Global, Inc.	78	1,898
Cooper-Standard Holdings, Inc.*	86	1,849
Xperi, Inc.*	228	1,803
Clean Energy Fuels Corp.*	899	1,753
Shoe Carnival, Inc.	93	1,740
Jack in the Box, Inc.*	96	1,676
Atlanta Braves Holdings, Inc. — Class A*	34	1,673
Arko Corp.	392	1,658
Methode Electronics, Inc.	173	1,645
Solid Power, Inc.*	739	1,618
Hudson Technologies, Inc.*	198	1,608
RCI Hospitality Holdings, Inc.	42	1,601
Potbelly Corp.*	130	1,593
Frontier Group Holdings, Inc.*	432	1,568
MasterCraft Boat Holdings, Inc.*	83	1,542
El Pollo Loco Holdings, Inc.*	135	1,486
Haverty Furniture Companies, Inc.	69	1,404
Lovesac Co.*	69	1,256
Strattec Security Corp.*	20	1,244
Savers Value Village, Inc.*	119	1,214
Movado Group, Inc.	78	1,190
Krispy Kreme, Inc.*,1	393	1,144
Petco Health & Wellness Company, Inc.*	400	1,132
Zumiez, Inc.*	80	1,061
Denny's Corp.*	257	1,054
Xponential Fitness, Inc. — Class A*	140	1,048
Starz Entertainment Corp.*	65	1,045
Motorcar Parts of America, Inc.*	93	1,042
Weyco Group, Inc.	31	1,028
Genesco, Inc.*	52	1,024
JAKKS Pacific, Inc.	45	935
Tile Shop Holdings, Inc.*	147	935
Barnes & Noble Education, Inc.*	76	895
Biglari Holdings, Inc. — Class B*	3	877
Hyliion Holdings Corp.*	661	873
Livewire Group, Inc.*	187	860
Funko, Inc. — Class A*	177	843
Webtoon Entertainment, Inc.*,1	92	835
Johnson Outdoors, Inc. — Class A	27	817

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 25.7% (continued)
Consumer, Cyclical - 2.8% (continued)
Citi Trends, Inc.*	24	$801
Rocky Brands, Inc.	36	799
Reservoir Media, Inc.*	104	798
OneWater Marine, Inc. — Class A*	57	763
Escalade, Inc.	52	727
Sleep Number Corp.*	107	723
Flexsteel Industries, Inc.	19	684
Hamilton Beach Brands Holding Co. — Class A	37	662
American Outdoor Brands, Inc.*	63	658
Lakeland Industries, Inc.	47	640
Bassett Furniture Industries, Inc.	42	638
Holley, Inc.*	304	608
Superior Group of Companies, Inc.	58	597
Luminar Technologies, Inc.*	205	588
EVI Industries, Inc.	26	568
J Jill, Inc.	37	542
Clarus Corp.	151	524
Virco Mfg. Corp.	56	447
Spirit Aviation Holdings, Inc.*	82	409
Designer Brands, Inc. — Class A1	164	390
Marine Products Corp.	45	383
Torrid Holdings, Inc.*,1	121	357
Bally's Corp.*	37	354
Traeger, Inc.*	162	277
CompX International, Inc.	8	212
Envela Corp.*	34	208
Total Consumer, Cyclical		1,412,090
Technology - 2.6%
IonQ, Inc.*	1,210	51,994
CommVault Systems, Inc.*	226	39,399
Rambus, Inc.*	551	35,275
Varonis Systems, Inc.*	563	28,572
Clearwater Analytics Holdings, Inc. — Class A*	1,259	27,610
Qualys, Inc.*	186	26,574
SPS Commerce, Inc.*	194	26,401
ACI Worldwide, Inc.*	538	24,700
Box, Inc. — Class A*	717	24,500
Silicon Laboratories, Inc.*	165	24,314
SiTime Corp.*	108	23,013
D-Wave Quantum, Inc.*,1	1,470	21,521
Tenable Holdings, Inc.*	610	20,606
Maximus, Inc.	289	20,288
Semtech Corp.*	445	20,087
SoundHound AI, Inc. — Class A*,1	1,868	20,044
Insight Enterprises, Inc.*	142	19,608
Waystar Holding Corp.*	465	19,005
Workiva, Inc.*	256	17,523
Rigetti Computing, Inc.*,1	1,443	17,114
Power Integrations, Inc.	289	16,155
Freshworks, Inc. — Class A*	1,040	15,506
BlackLine, Inc.*	269	15,231
C3.ai, Inc. — Class A*	618	15,184
Agilysys, Inc.*	132	15,132
Zeta Global Holdings Corp. — Class A*	960	14,870
Impinj, Inc.*	132	14,661
Intapp, Inc.*	283	14,608
PAR Technology Corp.*	204	14,152
Progress Software Corp.	218	13,917
ACV Auctions, Inc. — Class A*	857	13,901
Ambarella, Inc.*,1	208	13,742
FormFactor, Inc.*	397	13,661
AvePoint, Inc.*	678	13,092
WNS Holdings Ltd.*	206	13,027
Synaptics, Inc.*	199	12,899
Blackbaud, Inc.*	195	12,521
Diodes, Inc.*	234	12,376
Clear Secure, Inc. — Class A	427	11,854
Vertex, Inc. — Class A*	332	11,731
Axcelis Technologies, Inc.*	164	11,429
Quantum Computing, Inc.*	588	11,272
Braze, Inc. — Class A*	389	10,931
LiveRamp Holdings, Inc.*	330	10,903
ASGN, Inc.*	218	10,885
NCR Atleos Corp.*	374	10,670
Alkami Technology, Inc.*	348	10,489
Five9, Inc.*	390	10,327
Pitney Bowes, Inc.	936	10,212
BigBear.ai Holdings, Inc.*,1	1,476	10,022
DigitalOcean Holdings, Inc.*	330	9,425
CSG Systems International, Inc.	142	9,274
Kulicke & Soffa Industries, Inc.	266	9,204
Alignment Healthcare, Inc.*	651	9,114
NetScout Systems, Inc.*	357	8,857
AvidXchange Holdings, Inc.*	872	8,537
Donnelley Financial Solutions, Inc.*	136	8,384
NCR Voyix Corp.*	710	8,328
Phreesia, Inc.*	288	8,196
Innodata, Inc.*	155	7,939
Adeia, Inc.	555	7,848
Rapid7, Inc.*	326	7,540
Diebold Nixdorf, Inc.*	130	7,202
NextNav, Inc.*	449	6,825
Evolent Health, Inc. — Class A*	598	6,733
ACM Research, Inc. — Class A*	258	6,682
Planet Labs PBC*	1,092	6,661
PagerDuty, Inc.*	430	6,570
Digi International, Inc.*	186	6,484
Asana, Inc. — Class A*	476	6,426
Ouster, Inc.*	259	6,281
Verint Systems, Inc.*	317	6,235
Appian Corp. — Class A*	201	6,002
Veeco Instruments, Inc.*	292	5,933
Photronics, Inc.*	314	5,913
MaxLinear, Inc. — Class A*	416	5,911
Schrodinger Incorporated/United States*	287	5,774
Sprout Social, Inc. — Class A*	264	5,520
Amplitude, Inc. — Class A*	444	5,506
Penguin Solutions, Inc.*	272	5,388
Life360, Inc.*,1	82	5,351
Olo, Inc. — Class A*	589	5,242
Ultra Clean Holdings, Inc.*	228	5,146
Fastly, Inc. — Class A*	699	4,935
Porch Group, Inc.*	411	4,846

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 25.7% (continued)
Technology - 2.6% (continued)
Sapiens International Corporation N.V.	159	$4,651
Pagaya Technologies Ltd. — Class A*	214	4,562
Cohu, Inc.*	233	4,483
Yext, Inc.*	527	4,480
Navitas Semiconductor Corp.*	683	4,474
V2X, Inc.*	88	4,272
Grid Dynamics Holdings, Inc.*	337	3,892
Blend Labs, Inc. — Class A*	1,070	3,531
PROS Holdings, Inc.*	223	3,492
PDF Solutions, Inc.*	163	3,485
Jamf Holding Corp.*	344	3,271
I3 Verticals, Inc. — Class A*	118	3,243
Vimeo, Inc.*	802	3,240
Alpha & Omega Semiconductor Ltd.*	126	3,233
Integral Ad Science Holding Corp.*	389	3,233
Xerox Holdings Corp.[1]	601	3,167
OneSpan, Inc.	184	3,071
Digital Turbine, Inc.*	519	3,062
E2open Parent Holdings, Inc.*	933	3,014
N-able, Inc.*	368	2,981
Cantaloupe, Inc.*	271	2,978
Red Violet, Inc.	58	2,854
GigaCloud Technology, Inc. — Class A*,1	135	2,670
PubMatic, Inc. — Class A*	213	2,650
MeridianLink, Inc.*	163	2,645
CEVA, Inc.*	119	2,616
PlayAGS, Inc.*	205	2,561
Daily Journal Corp.*	6	2,534
Weave Communications, Inc.*	297	2,471
Domo, Inc. — Class B*	176	2,459
Ibotta, Inc. — Class A*	67	2,452
Consensus Cloud Solutions, Inc.*	99	2,283
Cerence, Inc.*	223	2,277
Mitek Systems, Inc.*	227	2,247
Corsair Gaming, Inc.*	238	2,244
Bandwidth, Inc. — Class A*	137	2,178
Climb Global Solutions, Inc.	20	2,138
SEMrush Holdings, Inc. — Class A*	235	2,127
Nutex Health, Inc.*	17	2,116
Conduent, Inc.*	760	2,006
VTEX — Class A*	294	1,940
Aehr Test Systems*	145	1,875
Claritev Corp.*	39	1,760
Talkspace, Inc.*	628	1,746
Outset Medical, Inc.*	90	1,729
Vishay Precision Group, Inc.*	61	1,714
BigCommerce Holdings, Inc.*	335	1,675
Cricut, Inc. — Class A	235	1,591
Unisys Corp.*	340	1,540
IBEX Holdings Ltd.*	51	1,484
Simulations Plus, Inc.	85	1,483
Rezolve AI plc*	463	1,424
Arteris, Inc.*	144	1,372
Playtika Holding Corp.	287	1,358
SkyWater Technology, Inc.*	134	1,319
8x8, Inc.*	665	1,303
Health Catalyst, Inc.*	345	1,301
Asure Software, Inc.*	126	1,230
TruBridge, Inc.*	51	1,194
Immersion Corp.	151	1,190
ReposiTrak, Inc.[1]	57	1,120
Viant Technology, Inc. — Class A*	80	1,058
Digimarc Corp.*	80	1,057
Inspired Entertainment, Inc.*	127	1,038
ON24, Inc.*	191	1,037
3D Systems Corp.*,1	672	1,035
Vuzix Corp.*	327	955
Rimini Street, Inc.*	249	939
Telos Corp.*	280	888
CoreCard Corp.*	29	840
Kaltura, Inc.*	415	834
Aeluma, Inc.*	49	802
Expensify, Inc. — Class A*	305	790
EverCommerce, Inc.*	75	788
Faraday Future Intelligent Electric, Inc.*	454	763
Atomera, Inc.*	149	751
Definitive Healthcare Corp.*	181	706
Airship AI Holdings, Inc.*	102	601
Richardson Electronics Ltd.	62	598
Playstudios, Inc.*	450	590
eGain Corp.*	93	581
Rackspace Technology, Inc.*	426	545
CS Disco, Inc.*	122	533
TTEC Holdings, Inc.*	101	486
Teads Holding Co.*	184	456
CSP, Inc.	35	453
WM Technology, Inc.*	445	399
Synchronoss Technologies, Inc.*	55	377
Skillsoft Corp.*	23	367
Wolfspeed, Inc.*	797	318
Silvaco Group, Inc.*	39	184
Golden Matrix Group, Inc.*	74	126
Zspace, Inc.*	11	36
Total Technology		1,307,342
Communications - 1.2%
Credo Technology Group Holding Ltd.*	748	69,257
Hims & Hers Health, Inc.*,1	972	48,454
Q2 Holdings, Inc.*	317	29,668
InterDigital, Inc.	132	29,598
Lumen Technologies, Inc.*	4,867	21,317
EchoStar Corp. — Class A*,1	692	19,168
Telephone & Data Systems, Inc.	501	17,826
Magnite, Inc.*	714	17,222
Calix, Inc.*	301	16,010
Cargurus, Inc.*	420	14,057
TEGNA, Inc.	821	13,760
Extreme Networks, Inc.*	673	12,080
Viavi Solutions, Inc.*	1,129	11,369
Cogent Communications Holdings, Inc.	230	11,088
Yelp, Inc. — Class A*	315	10,795
ePlus, Inc.*	135	9,734

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 25.7% (continued)
Communications - 1.2% (continued)
Applied Digital Corp.*,1	902	$9,083
DigitalBridge Group, Inc.	874	9,046
CommScope Holding Company, Inc.*	1,088	9,009
Upwork, Inc.*	634	8,521
Viasat, Inc.*	578	8,439
TripAdvisor, Inc.*	594	7,752
A10 Networks, Inc.	376	7,276
fuboTV, Inc.*	1,702	6,570
Ziff Davis, Inc.*	217	6,569
Globalstar, Inc.*	256	6,029
Sphere Entertainment Co.*	142	5,936
IDT Corp. — Class B	83	5,670
Harmonic, Inc.*	574	5,436
Couchbase, Inc.*	220	5,364
Gogo, Inc.*	349	5,123
Sprinklr, Inc. — Class A*	562	4,755
QuinStreet, Inc.*	277	4,460
Groupon, Inc.*	128	4,282
Revolve Group, Inc.*	207	4,150
NETGEAR, Inc.*	141	4,099
Liberty Latin America Ltd. — Class C*	640	3,981
Grindr, Inc.*	170	3,859
Rumble, Inc.*	402	3,610
Shenandoah Telecommunications Co.	259	3,538
Cable One, Inc.*	26	3,531
Cars.com, Inc.*	297	3,519
HealthStream, Inc.	125	3,459
ADTRAN Holdings, Inc.*	379	3,400
EverQuote, Inc. — Class A*	140	3,385
Angi, Inc.*	221	3,372
BlackSky Technology, Inc.*,1	143	2,943
Altice USA, Inc. — Class A*	1,333	2,853
Liquidity Services, Inc.*	119	2,807
Serve Robotics, Inc.*	239	2,734
Powerfleet Incorporated NJ*	634	2,732
Sinclair, Inc.	197	2,722
Stagwell, Inc.*	589	2,651
Clearfield, Inc.*	60	2,605
Gannett Company, Inc.*	719	2,574
LifeMD, Inc.*	188	2,561
Figs, Inc. — Class A*	451	2,544
Bumble, Inc. — Class A*	371	2,445
Scholastic Corp.	111	2,329
RealReal, Inc.*	486	2,328
Shutterstock, Inc.[1]	122	2,313
Thryv Holdings, Inc.*	190	2,310
Gray Media, Inc.	448	2,029
Nexxen International Ltd.*	193	2,009
Stitch Fix, Inc. — Class A*	541	2,002
Beyond, Inc.*	281	1,933
Preformed Line Products Co.	12	1,918
Ribbon Communications, Inc.*	478	1,917
MediaAlpha, Inc. — Class A*	170	1,861
Spok Holdings, Inc.	104	1,839
Nextdoor Holdings, Inc.*	1,080	1,793
Anterix, Inc.*	66	1,693
Ooma, Inc.*	129	1,664
National CineMedia, Inc.	327	1,584
Boston Omaha Corp. — Class A*	111	1,558
Backblaze, Inc. — Class A*	273	1,501
Aviat Networks, Inc.*	59	1,419
Satellogic, Inc. — Class A*	352	1,274
OptimizeRx Corp.*	88	1,188
iHeartMedia, Inc. — Class A*	608	1,070
TechTarget, Inc.*	135	1,049
WideOpenWest, Inc.*	258	1,047
AMC Networks, Inc. — Class A*	165	1,034
Open Lending Corp. — Class A*	523	1,015
Eventbrite, Inc. — Class A*	380	999
Gambling.com Group Ltd.*	84	999
EW Scripps Co. — Class A*	321	944
Getty Images Holdings, Inc.*	561	931
CuriosityStream, Inc.	163	918
Liberty Latin America Ltd. — Class A*	149	909
ATN International, Inc.	51	829
Frequency Electronics, Inc.	34	772
Entravision Communications Corp. — Class A	317	735
Tucows, Inc. — Class A*	34	670
BK Technologies Corp.*	14	660
Lands' End, Inc.*	61	653
Advantage Solutions, Inc.*	481	635
Newsmax, Inc.*	39	590
Vivid Seats, Inc. — Class A*	333	563
1-800-Flowers.com, Inc. — Class A*,1	112	551
Inseego Corp.*	63	519
Triller Group, Inc.*	525	489
Nerdy, Inc.*	295	481
BARK, Inc.*	544	478
AudioEye, Inc.*	41	478
Crexendo, Inc.*	74	449
Arena Group Holdings, Inc.*	66	409
Travelzoo*	32	407
Gaia, Inc.*	87	382
Value Line, Inc.	4	157
Total Communications		607,081
Energy - 1.2%
CNX Resources Corp.*	727	24,487
ChampionX Corp.	979	24,318
Magnolia Oil & Gas Corp. — Class A	950	21,356
Archrock, Inc.	844	20,957
Core Natural Resources, Inc.	270	18,830
Noble Corporation plc	644	17,098
Gulfport Energy Corp.*	78	15,691
Murphy Oil Corp.	690	15,525
California Resources Corp.	333	15,208
SM Energy Co.	582	14,381
Valaris Ltd.*	325	13,686
Northern Oil & Gas, Inc.	471	13,353
Warrior Met Coal, Inc.	266	12,191
Tidewater, Inc.*	258	11,902
Patterson-UTI Energy, Inc.	1,802	10,686
Comstock Resources, Inc.*	378	10,459
Kinetik Holdings, Inc. — Class A	226	9,955
Oceaneering International, Inc.*	479	9,925
Transocean Ltd.*	3,801	9,845

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 25.7% (continued)
Energy - 1.2% (continued)
Kodiak Gas Services, Inc.	275	$9,424
PBF Energy, Inc. — Class A	428	9,275
Liberty Energy, Inc. — Class A	806	9,253
Sunrun, Inc.*	1,069	8,744
Seadrill Ltd.*	320	8,400
Peabody Energy Corp.	624	8,374
DNOW, Inc.*	550	8,156
Crescent Energy Co. — Class A	913	7,852
Sable Offshore Corp.*	349	7,671
Helmerich & Payne, Inc.	493	7,474
Sitio Royalties Corp. — Class A	398	7,315
Par Pacific Holdings, Inc.*	272	7,216
Plug Power, Inc.*,1	4,662	6,946
Alpha Metallurgical Resources, Inc.*	60	6,749
Delek US Holdings, Inc.	310	6,566
NextDecade Corp.*	682	6,077
Eos Energy Enterprises, Inc.*	1,135	5,811
Atlas Energy Solutions, Inc.[1]	396	5,295
Solaris Energy Infrastructure, Inc. — Class A	186	5,262
Talos Energy, Inc.*	614	5,207
Bristow Group, Inc.*	145	4,781
Array Technologies, Inc.*,1	775	4,573
Helix Energy Solutions Group, Inc.*	731	4,561
Expro Group Holdings N.V.*	527	4,527
CVR Energy, Inc.*	158	4,242
Kosmos Energy Ltd.*	2,419	4,161
Select Water Solutions, Inc. — Class A	476	4,113
Diversified Energy Company plc	280	4,108
SunCoke Energy, Inc.	433	3,720
Aris Water Solutions, Inc. — Class A	157	3,713
REX American Resources Corp.*	76	3,702
Shoals Technologies Group, Inc. — Class A*	858	3,647
NPK International, Inc.*	410	3,489
Excelerate Energy, Inc. — Class A	117	3,430
Vitesse Energy, Inc.	150	3,314
Innovex International, Inc.*	198	3,093
New Fortress Energy, Inc.*	863	2,865
Core Laboratories, Inc.	240	2,765
Fluence Energy, Inc.*	387	2,597
Hallador Energy Co.*	158	2,501
Vital Energy, Inc.*,1	152	2,446
ProPetro Holding Corp.*	409	2,442
Ramaco Resources, Inc. — Class A	181	2,378
TETRA Technologies, Inc.*	648	2,177
RPC, Inc.	456	2,157
ASP Isotopes, Inc.*	290	2,134
Borr Drilling Ltd.*	1,135	2,077
BKV Corp.*	85	2,050
Nabors Industries Ltd.*	72	2,017
SandRidge Energy, Inc.	185	2,002
Green Plains, Inc.*	328	1,978
VAALCO Energy, Inc.	528	1,906
National Energy Services Reunited Corp.*	311	1,872
Matrix Service Co.*	136	1,837
Granite Ridge Resources, Inc.	276	1,758
Riley Exploration Permian, Inc.	67	1,757
Flowco Holdings, Inc. — Class A	94	1,674
Oil States International, Inc.*	299	1,603
Gevo, Inc.*	1,180	1,558
Infinity Natural Resources, Inc. — Class A*	75	1,373
Natural Gas Services Group, Inc.*	52	1,342
Kolibri Global Energy, Inc.*	180	1,233
Summit Midstream Corp.*	50	1,227
Forum Energy Technologies, Inc.*	57	1,110
Berry Corp.	393	1,089
Flotek Industries, Inc.*	73	1,077
Ranger Energy Services, Inc. — Class A	87	1,039
HighPeak Energy, Inc.[1]	93	911
NACCO Industries, Inc. — Class A	20	886
W&T Offshore, Inc.	506	835
DMC Global, Inc.*	99	798
Montauk Renewables, Inc.*	343	761
Evolution Petroleum Corp.	159	747
Epsilon Energy Ltd.	98	723
T1 Energy, Inc.*	569	700
Complete Solaria, Inc.*	307	565
SEACOR Marine Holdings, Inc.*	105	535
FutureFuel Corp.	128	497
ProFrac Holding Corp. — Class A*,1	63	489
PrimeEnergy Resources Corp.*	3	439
Empire Petroleum Corp.*	75	396
Mammoth Energy Services, Inc.*	124	347
Prairie Operating Co.*	110	329
OPAL Fuels, Inc. — Class A*	108	261
NextNRG, Inc.*	89	247
Verde Clean Fuels, Inc.*	21	72
Total Energy		568,673
Basic Materials - 0.8%
Coeur Mining, Inc.*	3,267	28,946
Commercial Metals Co.	579	28,319
Balchem Corp.	168	26,746
Sensient Technologies Corp.	216	21,280
Cabot Corp.	277	20,775
Hecla Mining Co.	3,061	18,335
HB Fuller Co.	279	16,782
Avient Corp.	469	15,153
Uranium Energy Corp.*	2,171	14,763
Hawkins, Inc.	100	14,210
Centrus Energy Corp. — Class A*	75	13,738
SSR Mining, Inc.*	1,039	13,237
Innospec, Inc.	128	10,763
Perimeter Solutions, Inc.*	710	9,883
Constellium SE*	726	9,656

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 25.7% (continued)
Basic Materials - 0.8% (continued)
Minerals Technologies, Inc.	163	$8,976
Chemours Co.	768	8,794
Sylvamo Corp.	175	8,767
Ingevity Corp.*	186	8,015
Quaker Chemical Corp.	71	7,948
Kaiser Aluminum Corp.	82	6,552
Rogers Corp.*	95	6,506
Energy Fuels, Inc.*	1,062	6,106
Stepan Co.	110	6,004
Calumet, Inc.*	352	5,546
United States Lime & Minerals, Inc.	55	5,489
Novagold Resources, Inc.*	1,271	5,198
Century Aluminum Co.*	267	4,811
Ecovyst, Inc.*	551	4,535
MAC Copper Ltd. — Class A*	364	4,401
Radius Recycling, Inc. — Class A	142	4,216
Ivanhoe Electric Incorporated / US*	438	3,973
Compass Minerals International, Inc.*	176	3,536
AdvanSix, Inc.	134	3,182
Koppers Holdings, Inc.	98	3,151
Tronox Holdings plc — Class A	610	3,093
Oil-Dri Corporation of America	51	3,008
Orion S.A.	283	2,969
Perpetua Resources Corp.*	235	2,853
Encore Energy Corp.*	939	2,685
Ferroglobe plc	610	2,239
Magnera Corp.*	170	2,054
Intrepid Potash, Inc.*	55	1,965
Mativ Holdings, Inc.	276	1,882
Caledonia Mining Corporation plc	84	1,623
Dakota Gold Corp.*	439	1,620
Rayonier Advanced Materials, Inc.*	329	1,267
US Antimony Corp.*	467	1,018
Codexis, Inc.*	417	1,017
Contango ORE, Inc.*	44	857
Idaho Strategic Resources, Inc.*	64	837
Kronos Worldwide, Inc.	111	688
US Gold Corp.*	56	683
American Battery Technology Co.*	414	671
Vox Royalty Corp.	205	648
Piedmont Lithium, Inc.*	106	617
NioCorp Developments Ltd.*	264	615
Critical Metals Corp.*	164	587
Lifezone Metals Ltd.*	142	585
Friedman Industries, Inc.	34	563
Trinseo plc	174	543
American Vanguard Corp.	133	521
Valhi, Inc.	12	194
US Goldmining, Inc.*	8	66
Total Basic Materials		416,260
Utilities - 0.8%
Oklo, Inc.*	524	29,339
TXNM Energy, Inc.	473	26,639
Ormat Technologies, Inc.	312	26,133
Brookfield Infrastructure Corp. — Class A	615	25,584
Southwest Gas Holdings, Inc.	330	24,549
New Jersey Resources Corp.	516	23,127
Portland General Electric Co.	563	22,875
ONE Gas, Inc.	306	21,989
Spire, Inc.	294	21,459
Black Hills Corp.	371	20,813
ALLETE, Inc.	299	19,157
MGE Energy, Inc.	188	16,627
Northwestern Energy Group, Inc.	315	16,160
Avista Corp.	411	15,597
Otter Tail Corp.	197	15,187
American States Water Co.	197	15,102
Chesapeake Utilities Corp.	117	14,066
California Water Service Group	305	13,871
Hawaiian Electric Industries, Inc.*	890	9,461
H2O America	162	8,419
Northwest Natural Holding Co.	206	8,182
Middlesex Water Co.	91	4,930
Unitil Corp.	82	4,276
Genie Energy Ltd. — Class B	108	2,903
Ameresco, Inc. — Class A*	164	2,491
Consolidated Water Company Ltd.	77	2,312
York Water Co.	73	2,307
RGC Resources, Inc.	42	940
Global Water Resources, Inc.	63	642
Total Utilities		415,137
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	148	5,964
Total Common Stocks
(Cost $10,310,226)		12,972,597

WARRANTS† - 0.0%
Danimer Scientific, Inc.
Expiring 07/15/25*	1	–
Total Warrants
(Cost $–)		–

RIGHTS† - 0.0%
Communications - 0.0%
Gen Digital, Inc.
Expires 04/17/27	43	351
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics, Inc.
Expires 07/31/25	525	–
Oncternal Therapeutics, Inc.
Expires 07/31/25*,†††	2	–
Sanofi SA
Expires 06/30/27	160	–
Tobira Therapeutics, Inc.
Expires 12/31/28*,†††	80	–
Novartis AG†††	262	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $274)		351

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
EXCHANGE-TRADED FUNDS***,† - 1.0%
Vanguard Russell 2000 ETF	2,883	$251,455
iShares Russell 2000 Index ETF[1]	1,164	251,180
Total Exchange-Traded Funds
(Cost $509,845)		502,635

	Face Amount
U.S. TREASURY BILLS†† - 39.1%
U.S. Treasury Bills
4.22% due 08/19/25[2]	$5,000,000	4,970,651
4.19% due 08/26/25[2]	4,800,000	4,767,744
4.27% due 08/05/25[2]	3,200,000	3,186,762
4.01% due 08/12/25[2]	2,500,000	2,487,453
3.94% due 07/08/25[2,3]	2,008,000	2,006,382
4.22% due 09/09/25[2]	1,500,000	1,487,689
4.23% due 09/18/25[2,4]	650,000	643,983
4.20% due 09/18/25[2,4]	150,000	148,611
4.22% due 09/18/25[2,4]	50,000	49,537
Total U.S. Treasury Bills
(Cost $19,750,080)		19,748,812

U.S. GOVERNMENT SECURITIES†† - 6.0%
United States Treasury Floating Rate Note
4.49% (3 Month U.S. Treasury Bill Rate + 0.25%, Rate Floor: 0.00%) due 01/31/26◊	3,000,000	3,003,323
Total U.S. Government Securities
(Cost $3,003,164)		3,003,323

REPURCHASE AGREEMENTS††,5 - 29.6%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[4]	8,065,619	8,065,619
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[4]	3,480,311	3,480,311
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[4]	3,360,674	3,360,674
Total Repurchase Agreements
(Cost $14,906,604)		14,906,604

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.9%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[7]	465,436	$465,436
Total Securities Lending Collateral
(Cost $465,436)		465,436
Total Investments - 102.3%
(Cost $48,945,629)		$51,599,758
Other Assets & Liabilities, net - (2.3)%		(1,161,196)
Total Net Assets - 100.0%		$50,438,562

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	199	Sep 2025	$21,802,440	$711,194

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	09/25/25	9,727	$21,156,273	$324,008
Goldman Sachs International	Russell 2000 Index	Pay	4.68% (Federal Funds Rate + 0.35%)	At Maturity	09/24/25	16,138	35,100,588	231,175
Barclays Bank plc	Russell 2000 Index	Pay	5.14% (SOFR + 0.75%)	At Maturity	09/25/25	4,255	9,254,967	157,686
							$65,511,828	$712,869

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2025.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$12,972,597		$—	$—	*	$12,972,597
Warrants	—	*	—	—		—
Rights	351		—	—	*	351
Exchange-Traded Funds	502,635		—	—		502,635
U.S. Treasury Bills	—		19,748,812	—		19,748,812
U.S. Government Securities	—		3,003,323	—		3,003,323
Repurchase Agreements	—		14,906,604	—		14,906,604
Securities Lending Collateral	465,436		—	—		465,436
Equity Futures Contracts**	711,194		—	—		711,194
Equity Index Swap Agreements**	—		712,869	—		712,869
Total Assets	$14,652,213		$38,371,608	$—		$53,023,821

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
U.S. TREASURY BILLS†† - 22.1%
U.S. Treasury Bills
4.23% due 09/18/25[1,2]	$750,000	$743,057
3.94% due 07/08/25[2,3]	135,000	134,892
Total U.S. Treasury Bills
(Cost $877,929)		877,949

REPURCHASE AGREEMENTS††,4 - 94.2%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[1]	2,022,366	2,022,366
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[1]	872,650	872,650
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[1]	842,652	842,652
Total Repurchase Agreements
(Cost $3,737,668)		3,737,668
Total Investments - 116.3%
(Cost $4,615,597)		$4,615,617
Other Assets & Liabilities, net - (16.3)%		(647,414)
Total Net Assets - 100.0%		$3,968,203

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	18	Sep 2025	$1,972,080	$(52,509)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Russell 2000 Index	Receive	4.48% (Federal Funds Rate + 0.15%)	At Maturity	09/25/25	500	$1,088,583	$628
Barclays Bank plc	Russell 2000 Index	Receive	4.74% (SOFR + 0.35%)	At Maturity	09/25/25	1,564	3,401,858	(13,453)
Goldman Sachs International	Russell 2000 Index	Receive	4.43% (Federal Funds Rate + 0.10%)	At Maturity	09/24/25	682	1,482,705	(24,080)
							$5,973,146	$(36,905)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
2	Rate indicated is the effective yield at the time of purchase.
3	All or a portion of this security is pledged as futures collateral at June 30, 2025.
4	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following table summarizes the inputs used to value the Fund's investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$877,949	$—	$877,949
Repurchase Agreements	—	3,737,668	—	3,737,668
Equity Index Swap Agreements**	—	628	—	628
Total Assets	$—	$4,616,245	$—	$4,616,245

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$52,509	$—	$—	$52,509
Equity Index Swap Agreements**	—	37,533	—	37,533
Total Liabilities	$52,509	$37,533	$—	$90,042

**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 86.1%
Technology - 27.4%
NVIDIA Corp.	78,952	$12,473,632
Microsoft Corp.	24,062	11,968,679
Apple, Inc.	48,354	9,920,790
Broadcom, Inc.	15,222	4,195,944
Oracle Corp.	5,266	1,151,306
Palantir Technologies, Inc. — Class A*	6,886	938,700
International Business Machines Corp.	3,008	886,698
Salesforce, Inc.	3,106	846,975
Advanced Micro Devices, Inc.*	5,249	744,833
Intuit, Inc.	905	712,805
ServiceNow, Inc.*	670	688,814
Texas Instruments, Inc.	2,941	610,610
Accenture plc — Class A	2,027	605,850
QUALCOMM, Inc.	3,552	565,692
Adobe, Inc.*	1,380	533,894
Applied Materials, Inc.	2,630	481,474
Micron Technology, Inc.	3,618	445,919
Crowdstrike Holdings, Inc. — Class A*	806	410,504
Lam Research Corp.	4,141	403,085
KLA Corp.	428	383,377
Analog Devices, Inc.	1,606	382,260
Intel Corp.*	14,121	316,310
Fiserv, Inc.*	1,795	309,476
Cadence Design Systems, Inc.*	884	272,405
Synopsys, Inc.*	501	256,853
Fortinet, Inc.*	2,057	217,466
Autodesk, Inc.*	693	214,532
Roper Technologies, Inc.	348	197,260
NXP Semiconductor N.V.	818	178,725
Workday, Inc. — Class A*	701	168,240
Paychex, Inc.	1,038	150,987
MSCI, Inc. — Class A	251	144,762
Fair Isaac Corp.*	79	144,409
Fidelity National Information Services, Inc.	1,701	138,478
Take-Two Interactive Software, Inc.*	549	133,325
Cognizant Technology Solutions Corp. — Class A	1,596	124,536
Microchip Technology, Inc.	1,741	122,514
Dell Technologies, Inc. — Class C	970	118,922
Electronic Arts, Inc.	739	118,018
Monolithic Power Systems, Inc.	155	113,364
Gartner, Inc.*	249	100,651
ANSYS, Inc.*	285	100,098
Seagate Technology Holdings plc	687	99,155
Broadridge Financial Solutions, Inc.	380	92,351
Hewlett Packard Enterprise Co.	4,253	86,974
Tyler Technologies, Inc.*	140	82,998
Super Micro Computer, Inc.*	1,662	81,454
HP, Inc.	3,052	74,652
Western Digital Corp.	1,130	72,309
ON Semiconductor Corp.*	1,353	70,911
NetApp, Inc.	659	70,216
PTC, Inc.*	388	66,868
Leidos Holdings, Inc.	417	65,786
Zebra Technologies Corp. — Class A*	165	50,880
Teradyne, Inc.	519	46,668
Jack Henry & Associates, Inc.	236	42,520
Akamai Technologies, Inc.*	473	37,726
Paycom Software, Inc.	158	36,561
Skyworks Solutions, Inc.	486	36,217
EPAM Systems, Inc.*	183	32,358
Dayforce, Inc.*	518	28,692
Total Technology		54,168,468
Communications - 13.8%
Amazon.com, Inc.*	30,589	6,710,921
Meta Platforms, Inc. — Class A	7,029	5,188,035
Alphabet, Inc. — Class A	18,842	3,320,526
Alphabet, Inc. — Class C	15,199	2,696,150
Netflix, Inc.*	1,378	1,845,321
Cisco Systems, Inc.	12,879	893,545
Walt Disney Co.	5,820	721,738
AT&T, Inc.	23,295	674,157
Uber Technologies, Inc.*	6,770	631,641
Booking Holdings, Inc.	105	607,870
Verizon Communications, Inc.	13,649	590,592
Palo Alto Networks, Inc.*	2,144	438,748
Comcast Corp. — Class A	12,056	430,279
T-Mobile US, Inc.	1,544	367,874
Arista Networks, Inc.*	3,334	341,102
DoorDash, Inc. — Class A*	1,110	273,626
Motorola Solutions, Inc.	540	227,048
Airbnb, Inc. — Class A*	1,397	184,879
Corning, Inc.	2,495	131,212
Charter Communications, Inc. — Class A*,1	309	126,322
eBay, Inc.	1,493	111,169
Warner Bros Discovery, Inc.*	7,288	83,521
GoDaddy, Inc. — Class A*	461	83,008
CDW Corp.	426	76,079
VeriSign, Inc.	261	75,377
Expedia Group, Inc.	394	66,460
FactSet Research Systems, Inc.	123	55,015
F5, Inc.*	186	54,743
Gen Digital, Inc.	1,767	51,950
Omnicom Group, Inc.	632	45,466
Juniper Networks, Inc.	1,072	42,805
Fox Corp. — Class A	693	38,836
News Corp. — Class A	1,221	36,288
Interpublic Group of Companies, Inc.	1,197	29,302
Paramount Global — Class B	1,948	25,129
Match Group, Inc.	794	24,527
Fox Corp. — Class B	427	22,046
News Corp. — Class B	361	12,386
Total Communications		27,335,693
Financial - 12.9%
Berkshire Hathaway, Inc. — Class B*	5,936	2,883,531
JPMorgan Chase & Co.	8,997	2,608,320
Visa, Inc. — Class A	5,540	1,966,977
Mastercard, Inc. — Class A	2,625	1,475,092
Bank of America Corp.	21,214	1,003,846
Wells Fargo & Co.	10,535	844,064

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 86.1% (continued)
Financial - 12.9% (continued)
Goldman Sachs Group, Inc.	993	$702,796
American Express Co.	1,792	571,612
Morgan Stanley	3,999	563,299
Citigroup, Inc.	6,047	514,721
Progressive Corp.	1,898	506,500
Charles Schwab Corp.	5,530	504,557
Blackrock, Inc.	472	495,246
Capital One Financial Corp.	2,070	440,413
Blackstone, Inc. — Class A	2,362	353,308
Chubb Ltd.	1,207	349,692
Marsh & McLennan Companies, Inc.	1,595	348,731
Intercontinental Exchange, Inc.	1,857	340,704
American Tower Corp. — Class A REIT	1,516	335,066
CME Group, Inc. — Class A	1,167	321,649
Prologis, Inc. REIT	3,004	315,780
Welltower, Inc. REIT	2,011	309,151
KKR & Company, Inc. — Class A	2,192	291,602
Arthur J Gallagher & Co.	829	265,380
Equinix, Inc. REIT	317	252,164
Aon plc — Class A	699	249,375
Coinbase Global, Inc. — Class A*	684	239,735
PNC Financial Services Group, Inc.	1,281	238,804
U.S. Bancorp	5,043	228,196
Bank of New York Mellon Corp.	2,316	211,011
Apollo Global Management, Inc.	1,461	207,272
Travelers Companies, Inc.	734	196,374
Truist Financial Corp.	4,240	182,277
Digital Realty Trust, Inc. REIT	1,025	178,688
Allstate Corp.	857	172,523
Realty Income Corp. REIT	2,924	168,452
Aflac, Inc.	1,575	166,100
Ameriprise Financial, Inc.	308	164,389
American International Group, Inc.	1,866	159,711
Simon Property Group, Inc. REIT	993	159,635
Public Storage REIT	511	149,938
MetLife, Inc.	1,826	146,847
Crown Castle, Inc. REIT	1,410	144,849
CBRE Group, Inc. — Class A*	951	133,254
Prudential Financial, Inc.	1,146	123,126
Nasdaq, Inc.	1,338	119,644
Hartford Insurance Group, Inc.	920	116,720
VICI Properties, Inc. REIT	3,421	111,525
Arch Capital Group Ltd.	1,208	109,988
CoStar Group, Inc.*	1,366	109,827
Extra Space Storage, Inc. REIT	687	101,291
M&T Bank Corp.	520	100,875
Brown & Brown, Inc.	907	100,559
Willis Towers Watson plc	321	98,387
State Street Corp.	923	98,152
Iron Mountain, Inc. REIT	955	97,954
AvalonBay Communities, Inc. REIT	460	93,610
Ventas, Inc. REIT	1,461	92,262
Raymond James Financial, Inc.	588	90,182
Fifth Third Bancorp	2,161	88,882
Synchrony Financial	1,232	82,224
SBA Communications Corp. REIT	348	81,724
Northern Trust Corp.	630	79,878
Cboe Global Markets, Inc.	339	79,058
Huntington Bancshares, Inc.	4,716	79,040
Cincinnati Financial Corp.	506	75,354
Equity Residential REIT	1,107	74,711
W R Berkley Corp.	970	71,266
T. Rowe Price Group, Inc.	713	68,804
Regions Financial Corp.	2,910	68,443
Citizens Financial Group, Inc.	1,404	62,829
Invitation Homes, Inc. REIT	1,846	60,549
Weyerhaeuser Co. REIT	2,348	60,320
Essex Property Trust, Inc. REIT	208	58,947
Mid-America Apartment Communities, Inc. REIT	379	56,096
KeyCorp	3,193	55,622
Principal Financial Group, Inc.	668	53,059
Loews Corp.	564	51,696
Everest Group Ltd.	138	46,899
Kimco Realty Corp. REIT	2,190	46,034
UDR, Inc. REIT	976	39,850
Healthpeak Properties, Inc. REIT	2,249	39,380
Camden Property Trust REIT	346	38,991
Regency Centers Corp. REIT	529	37,681
Alexandria Real Estate Equities, Inc. REIT	498	36,170
Host Hotels & Resorts, Inc. REIT	2,246	34,499
Globe Life, Inc.	267	33,186
Assurant, Inc.	164	32,388
BXP, Inc. REIT[1]	472	31,846
Erie Indemnity Co. — Class A	81	28,090
Franklin Resources, Inc.	1,004	23,945
Federal Realty Investment Trust REIT	251	23,842
Invesco Ltd.	1,449	22,851
Total Financial		25,449,887
Consumer, Non-cyclical - 12.5%
Eli Lilly & Co.	2,547	1,985,463
Procter & Gamble Co.	7,591	1,209,398
Johnson & Johnson	7,789	1,189,770
AbbVie, Inc.	5,719	1,061,561
Philip Morris International, Inc.	5,039	917,753
UnitedHealth Group, Inc.	2,937	916,256
Coca-Cola Co.	12,540	887,205
Abbott Laboratories	5,633	766,144
Merck & Company, Inc.	8,129	643,492
Intuitive Surgical, Inc.*	1,160	630,356
PepsiCo, Inc.	4,439	586,125
S&P Global, Inc.	1,016	535,727
Boston Scientific Corp.*	4,789	514,386
Thermo Fisher Scientific, Inc.	1,222	495,472
Amgen, Inc.	1,741	486,105
Gilead Sciences, Inc.	4,027	446,473
Pfizer, Inc.	18,406	446,161
Stryker Corp.	1,114	440,732
Danaher Corp.	2,062	407,327
Automatic Data Processing, Inc.	1,314	405,238
Vertex Pharmaceuticals, Inc.*	831	369,961
Medtronic plc	4,151	361,843
Altria Group, Inc.	5,454	319,768

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 86.1% (continued)
Consumer, Non-cyclical - 12.5% (continued)
Bristol-Myers Squibb Co.	6,588	$304,958
McKesson Corp.	405	296,776
Cigna Group	865	285,952
Elevance Health, Inc.	732	284,719
Mondelez International, Inc. — Class A	4,192	282,709
CVS Health Corp.	4,095	282,473
Moody's Corp.	501	251,297
Cintas Corp.	1,111	247,608
Colgate-Palmolive Co.	2,624	238,522
PayPal Holdings, Inc.*	3,148	233,959
Zoetis, Inc.	1,441	224,724
HCA Healthcare, Inc.	561	214,919
Quanta Services, Inc.	480	181,478
Regeneron Pharmaceuticals, Inc.	336	176,400
Cencora, Inc. — Class A	559	167,616
Corteva, Inc.	2,209	164,637
Becton Dickinson & Co.	928	159,848
United Rentals, Inc.	210	158,214
Edwards Lifesciences Corp.*	1,899	148,521
Keurig Dr Pepper, Inc.	4,397	145,365
Monster Beverage Corp.*	2,273	142,381
Kroger Co.	1,983	142,241
Verisk Analytics, Inc. — Class A	453	141,109
IDEXX Laboratories, Inc.*	260	139,448
Kimberly-Clark Corp.	1,074	138,460
Kenvue, Inc.	6,216	130,101
Cardinal Health, Inc.	773	129,864
ResMed, Inc.	475	122,550
Sysco Corp.	1,569	118,836
Dexcom, Inc.*	1,270	110,858
GE HealthCare Technologies, Inc.	1,482	109,772
Agilent Technologies, Inc.	923	108,923
Equifax, Inc.	402	104,267
Humana, Inc.	391	95,592
General Mills, Inc.	1,773	91,859
Centene Corp.*	1,611	87,445
IQVIA Holdings, Inc.*	532	83,838
Archer-Daniels-Midland Co.	1,556	82,126
Constellation Brands, Inc. — Class A	496	80,689
Hershey Co.	479	79,490
Church & Dwight Company, Inc.	797	76,600
STERIS plc	318	76,390
Corpay, Inc.*	228	75,655
Kraft Heinz Co.	2,797	72,219
Insulet Corp.*	228	71,633
Labcorp Holdings, Inc.	271	71,140
Kellanova	870	69,191
Waters Corp.*	193	67,365
Quest Diagnostics, Inc.	361	64,846
Global Payments, Inc.	790	63,232
McCormick & Company, Inc.	818	62,021
Estee Lauder Companies, Inc. — Class A	758	61,246
Biogen, Inc.*	474	59,530
Zimmer Biomet Holdings, Inc.	641	58,466
Molina Healthcare, Inc.*	175	52,132
Tyson Foods, Inc. — Class A	927	51,856
Rollins, Inc.	910	51,342
West Pharmaceutical Services, Inc.	233	50,980
Baxter International, Inc.	1,661	50,295
Clorox Co.	399	47,908
Hologic, Inc.*	721	46,980
Cooper Companies, Inc.*	647	46,041
Avery Dennison Corp.	253	44,394
Align Technology, Inc.*	221	41,842
Revvity, Inc.	382	36,947
Incyte Corp.*	520	35,412
Bunge Global S.A.	435	34,922
Solventum Corp.*	448	33,976
Viatris, Inc.	3,800	33,934
J M Smucker Co.	345	33,879
Universal Health Services, Inc. — Class B	185	33,513
Conagra Brands, Inc.	1,545	31,626
Moderna, Inc.*	1,102	30,404
Henry Schein, Inc.*	394	28,782
Hormel Foods Corp.	944	28,556
MarketAxess Holdings, Inc.	121	27,024
Molson Coors Beverage Co. — Class B	555	26,690
Bio-Techne Corp.	508	26,137
Charles River Laboratories International, Inc.*	159	24,125
Lamb Weston Holdings, Inc.	457	23,695
The Campbell's Co.	637	19,524
DaVita, Inc.*	134	19,088
Brown-Forman Corp. — Class B	590	15,877
Total Consumer, Non-cyclical		24,690,675
Consumer, Cyclical - 7.0%
Tesla, Inc.*	9,073	2,882,129
Costco Wholesale Corp.	1,436	1,421,554
Walmart, Inc.	13,987	1,367,649
Home Depot, Inc.	3,218	1,179,847
McDonald's Corp.	2,315	676,374
TJX Companies, Inc.	3,615	446,416
Lowe's Companies, Inc.	1,812	402,028
Starbucks Corp.	3,679	337,107
NIKE, Inc. — Class B	3,814	270,947
Royal Caribbean Cruises Ltd.	809	253,330
O'Reilly Automotive, Inc.*	2,768	249,480
Chipotle Mexican Grill, Inc. — Class A*	4,362	244,926
Hilton Worldwide Holdings, Inc.	770	205,082
Marriott International, Inc. — Class A	736	201,083
AutoZone, Inc.*	54	200,460
PACCAR, Inc.	1,700	161,602
Fastenal Co.	3,714	155,988
General Motors Co.	3,113	153,191
WW Grainger, Inc.	141	146,674
Cummins, Inc.	446	146,065
Target Corp.	1,471	145,114
Copart, Inc.*	2,846	139,653
Ford Motor Co.	12,644	137,187
Ross Stores, Inc.	1,065	135,873
Yum! Brands, Inc.	900	133,362
DR Horton, Inc.	895	115,383

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 86.1% (continued)
Consumer, Cyclical - 7.0% (continued)
Delta Air Lines, Inc.	2,114	$103,966
Carnival Corp.*	3,399	95,580
Tractor Supply Co.	1,717	90,606
Lululemon Athletica, Inc.*	358	85,054
United Airlines Holdings, Inc.*	1,057	84,169
Lennar Corp. — Class A	752	83,179
Darden Restaurants, Inc.	379	82,611
Dollar General Corp.	712	81,439
Live Nation Entertainment, Inc.*	510	77,153
PulteGroup, Inc.	649	68,444
Ulta Beauty, Inc.*	146	68,302
NVR, Inc.*	9	66,471
Williams-Sonoma, Inc.	398	65,021
Dollar Tree, Inc.*	640	63,386
Southwest Airlines Co.	1,845	59,852
Tapestry, Inc.	672	59,008
Genuine Parts Co.	449	54,468
Deckers Outdoor Corp.*	491	50,607
Domino's Pizza, Inc.	110	49,566
Aptiv plc*	705	48,095
Las Vegas Sands Corp.	1,098	47,774
Best Buy Company, Inc.	624	41,889
TKO Group Holdings, Inc.	217	39,483
Pool Corp.	122	35,561
Ralph Lauren Corp. — Class A	129	35,382
CarMax, Inc.*	493	33,135
Hasbro, Inc.	426	31,447
LKQ Corp.	836	30,940
Norwegian Cruise Line Holdings Ltd.*	1,447	29,345
Wynn Resorts Ltd.	285	26,696
Walgreens Boots Alliance, Inc.*	2,324	26,679
MGM Resorts International*	670	23,041
Caesars Entertainment, Inc.*	673	19,107
Total Consumer, Cyclical		13,765,960
Industrial - 6.5%
General Electric Co.	3,452	888,510
RTX Corp.	4,325	631,536
Caterpillar, Inc.	1,523	591,244
Boeing Co.*	2,441	511,463
Honeywell International, Inc.	2,081	484,623
GE Vernova, Inc.	884	467,768
Eaton Corporation plc	1,267	452,306
Union Pacific Corp.	1,934	444,975
Deere & Co.	817	415,436
Amphenol Corp. — Class A	3,916	386,705
Trane Technologies plc	722	315,810
Lockheed Martin Corp.	675	312,620
Parker-Hannifin Corp.	414	289,166
TransDigm Group, Inc.	182	276,756
Waste Management, Inc.	1,186	271,381
3M Co.	1,742	265,202
Howmet Aerospace, Inc.	1,307	243,272
Emerson Electric Co.	1,821	242,794
United Parcel Service, Inc. — Class B	2,376	239,833
General Dynamics Corp.	816	237,995
Johnson Controls International plc	2,131	225,076
Northrop Grumman Corp.	438	218,991
Illinois Tool Works, Inc.	863	213,377
CSX Corp.	6,082	198,456
Axon Enterprise, Inc.*	239	197,878
Carrier Global Corp.	2,581	188,904
Norfolk Southern Corp.	730	186,858
FedEx Corp.	714	162,299
Republic Services, Inc. — Class A	658	162,269
TE Connectivity plc	960	161,923
L3Harris Technologies, Inc.	605	151,758
AMETEK, Inc.	748	135,358
Otis Worldwide Corp.	1,278	126,548
Rockwell Automation, Inc.	365	121,242
Westinghouse Air Brake Technologies Corp.	554	115,980
Vulcan Materials Co.	428	111,631
Ingersoll Rand, Inc.	1,306	108,633
Martin Marietta Materials, Inc.	195	107,047
Garmin Ltd.	499	104,151
Xylem, Inc.	787	101,806
Old Dominion Freight Line, Inc.	602	97,705
Keysight Technologies, Inc.*	560	91,762
Dover Corp.	444	81,354
Veralto Corp.	802	80,962
Mettler-Toledo International, Inc.*	67	78,706
Teledyne Technologies, Inc.*	152	77,871
Jabil, Inc.	348	75,899
Hubbell, Inc.	173	70,655
Smurfit WestRock plc	1,606	69,299
Amcor plc	7,418	68,171
Lennox International, Inc.	103	59,044
Trimble, Inc.*	772	58,657
Fortive Corp.	1,100	57,343
Pentair plc	533	54,718
Packaging Corporation of America	289	54,462
Snap-on, Inc.	169	52,589
Jacobs Solutions, Inc.	389	51,134
Expeditors International of Washington, Inc.	443	50,613
Ball Corp.	898	50,369
Textron, Inc.	585	46,970
Masco Corp.	683	43,958
IDEX Corp.	245	43,015
Builders FirstSource, Inc.*	358	41,775
Allegion plc	279	40,210
Nordson Corp.	175	37,515
CH Robinson Worldwide, Inc.	384	36,845
J.B. Hunt Transport Services, Inc.	254	36,474
Stanley Black & Decker, Inc.	501	33,943
Huntington Ingalls Industries, Inc.	127	30,665
Generac Holdings, Inc.*	191	27,353
A O Smith Corp.	376	24,654
Mohawk Industries, Inc.*	168	17,613
Ralliant Corp.*	352	17,052
Total Industrial		12,828,935
Energy - 2.6%
Exxon Mobil Corp.	13,953	1,504,133
Chevron Corp.	5,258	752,893

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 86.1% (continued)
Energy - 2.6% (continued)
ConocoPhillips	4,087	$366,767
Williams Companies, Inc.	3,953	248,288
EOG Resources, Inc.	1,767	211,351
Kinder Morgan, Inc.	6,259	184,014
Marathon Petroleum Corp.	995	165,279
ONEOK, Inc.	2,022	165,056
Phillips 66	1,319	157,357
Schlumberger N.V.	4,404	148,855
Valero Energy Corp.	1,014	136,302
Hess Corp.	898	124,409
Baker Hughes Co.	3,207	122,956
Targa Resources Corp.	702	122,204
Equities Corp.	1,938	113,024
Occidental Petroleum Corp.	2,294	96,371
Diamondback Energy, Inc.	605	83,127
Expand Energy Corp.	701	81,975
Devon Energy Corp.	2,079	66,133
Texas Pacific Land Corp.	61	64,440
Coterra Energy, Inc. — Class A	2,471	62,714
First Solar, Inc.*	347	57,443
Halliburton Co.	2,783	56,718
APA Corp.	1,168	21,363
Enphase Energy, Inc.*	425	16,851
Total Energy		5,130,023
Utilities - 2.1%
NextEra Energy, Inc.	6,664	462,615
Constellation Energy Corp.	1,015	327,601
Southern Co.	3,558	326,731
Duke Energy Corp.	2,516	296,888
Vistra Corp.	1,099	212,997
American Electric Power Company, Inc.	1,730	179,505
Sempra	2,112	160,026
Dominion Energy, Inc.	2,761	156,052
Exelon Corp.	3,269	141,940
Public Service Enterprise Group, Inc.	1,616	136,035
Xcel Energy, Inc.	1,867	127,143
Entergy Corp.	1,445	120,108
Consolidated Edison, Inc.	1,167	117,108
WEC Energy Group, Inc.	1,033	107,639
NRG Energy, Inc.	633	101,647
PG&E Corp.	7,114	99,169
DTE Energy Co.	672	89,013
American Water Works Company, Inc.	631	87,778
Ameren Corp.	875	84,035
PPL Corp.	2,393	81,099
Atmos Energy Corp.	514	79,213
CenterPoint Energy, Inc.	2,113	77,632
Eversource Energy	1,189	75,644
CMS Energy Corp.	968	67,063
FirstEnergy Corp.	1,663	66,952
Edison International	1,246	64,294
NiSource, Inc.	1,524	61,478
Evergy, Inc.	745	51,353
Alliant Energy Corp.	832	50,311
Pinnacle West Capital Corp.	387	34,625
AES Corp.	2,305	24,249
Total Utilities		4,067,943
Basic Materials - 1.3%
Linde plc	1,524	715,030
Sherwin-Williams Co.	746	256,147
Ecolab, Inc.	817	220,133
Newmont Corp.	3,604	209,969
Air Products and Chemicals, Inc.	721	203,365
Freeport-McMoRan, Inc.	4,650	201,578
Nucor Corp.	747	96,766
DuPont de Nemours, Inc.	1,355	92,939
PPG Industries, Inc.	735	83,606
International Paper Co.	1,709	80,032
International Flavors & Fragrances, Inc.	828	60,899
Dow, Inc.	2,289	60,613
Steel Dynamics, Inc.	447	57,221
CF Industries Holdings, Inc.	525	48,300
LyondellBasell Industries N.V. — Class A	832	48,140
Mosaic Co.	1,027	37,465
Eastman Chemical Co.	374	27,923
Albemarle Corp.	381	23,877
Total Basic Materials		2,524,003
Total Common Stocks
(Cost $92,596,338)		169,961,587

	Face Amount
U.S. TREASURY BILLS†† - 10.0%
U.S. Treasury Bills
4.20% due 09/04/25[2,3]	$10,000,000	9,923,106
3.94% due 07/08/25[3,4]	6,210,000	6,204,995
4.23% due 09/18/25[2,3]	3,100,000	3,071,303
4.20% due 09/18/25[2,3]	500,000	495,371
4.22% due 09/18/25[2,3]	50,000	49,537
Total U.S. Treasury Bills
(Cost $19,744,550)		19,744,312

REPURCHASE AGREEMENTS††,5 - 3.0%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[2]	3,247,823	3,247,823
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[2]	1,401,434	1,401,434
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[2]	1,353,259	1,353,259
Total Repurchase Agreements
(Cost $6,002,516)		6,002,516

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[7]	114,528	$114,528
Total Securities Lending Collateral
(Cost $114,528)		114,528
Total Investments - 99.2%
(Cost $118,457,932)		$195,822,943
Other Assets & Liabilities, net - 0.8%		1,615,790
Total Net Assets - 100.0%		$197,438,733

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	194	Sep 2025	$60,639,550	$1,945,352

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	09/24/25	11,915	$73,934,789	$1,214,389
BNP Paribas	S&P 500 Index	Pay	5.18% (Federal Funds Rate + 0.85%)	At Maturity	09/25/25	8,750	54,293,184	986,910
Barclays Bank plc	S&P 500 Index	Pay	5.29% (SOFR + 0.90%)	At Maturity	09/25/25	5,918	36,718,511	664,318
							$164,946,484	$2,865,617

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2025.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following table summarizes the inputs used to value the Fund's investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$169,961,587	$—	$—	$169,961,587
U.S. Treasury Bills	—	19,744,312	—	19,744,312
Repurchase Agreements	—	6,002,516	—	6,002,516
Securities Lending Collateral	114,528	—	—	114,528
Equity Futures Contracts**	1,945,352	—	—	1,945,352
Equity Index Swap Agreements**	—	2,865,617	—	2,865,617
Total Assets	$172,021,467	$28,612,445	$—	$200,633,912

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
U.S. TREASURY BILLS†† - 36.5%
U.S. Treasury Bills
4.01% due 08/12/25[1]	$2,000,000	$1,989,962
4.23% due 09/18/25[1,2]	1,600,000	1,585,188
3.94% due 07/08/25[1,3]	240,000	239,807
Total U.S. Treasury Bills
(Cost $3,814,751)		3,814,957

REPURCHASE AGREEMENTS††,4 - 62.1%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[2]	3,516,319	3,516,319
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[2]	1,517,290	1,517,290
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[2]	1,465,133	1,465,133
Total Repurchase Agreements
(Cost $6,498,742)		6,498,742
Total Investments - 98.6%
(Cost $10,313,493)		$10,313,699
Other Assets & Liabilities, net - 1.4%		147,869
Total Net Assets - 100.0%		$10,461,568

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	3	Sep 2025	$937,725	$(22,880)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P 500 Index	Receive	4.99% (SOFR + 0.60%)	At Maturity	09/25/25	906	$5,619,104	$(157,962)
BNP Paribas	S&P 500 Index	Receive	4.78% (Federal Funds Rate + 0.45%)	At Maturity	09/25/25	886	5,495,371	(159,221)
Goldman Sachs International	S&P 500 Index	Receive	4.73% (Federal Funds Rate + 0.40%)	At Maturity	09/24/25	1,416	8,784,155	(227,777)
							$19,898,630	$(544,960)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following table summarizes the inputs used to value the Fund's investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$3,814,957	$—	$3,814,957
Repurchase Agreements	—	6,498,742	—	6,498,742
Total Assets	$—	$10,313,699	$—	$10,313,699

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$22,880	$—	$—	$22,880
Equity Index Swap Agreements**	—	544,960	—	544,960
Total Liabilities	$22,880	$544,960	$—	$567,840

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following Funds:

Fund Name	Diversification Status
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® 2x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® 2x Strategy Fund	Non-diversified
S&P 500® 2x Strategy Fund	Non-diversified
Inverse S&P 500® 2x Strategy Fund	Non-diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Security Investors, LLC (the “Adviser”) as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Derivatives

As part of their investment strategy, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

If a Fund's investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds’ Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement.When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2025, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Strip
4.37%			0.00%
Due 07/01/25	$49,842,318	$49,848,369	Due 11/15/29	$60,261,254	$50,839,166

Barclays Capital, Inc.			U.S. Treasury Bond
4.39%			3.88%
Due 07/01/25	21,506,937	21,509,560	Due 05/15/43	24,514,300	21,937,106

BofA Securities, Inc.			U.S. Treasury Bond
4.37%			4.75%
Due 07/01/25	20,767,633	20,770,154	Due 11/15/53	13,543,700	13,369,819
			U.S. Treasury Notes
			3.88% - 4.25%
			Due 10/15/25 - 08/15/34	7,746,300	7,811,988
			U.S. Treasury Inflation Indexed Bond
			0.13%
			Due 07/15/26	1,071	1,061
			U.S. Treasury Strips
			0.00%
			Due 07/31/25 - 08/15/44	284	118
				21,291,355	21,182,986

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2025, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
NASDAQ-100® 2x Strategy Fund	$2,454,495	$2,455,636
Russell 2000® 2x Strategy Fund	457,418	465,436
S&P 500® 2x Strategy Fund	113,628	114,528

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) , applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder's basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder's basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

At June 30, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Dow 2x Strategy Fund	$26,886,647	$12,446,928	$(4)	$12,446,924
Inverse Dow 2x Strategy Fund	4,023,143	28	(246,246)	(246,218)
NASDAQ-100® 2x Strategy Fund	862,443,522	373,296,565	(30,176)	373,266,389
Inverse NASDAQ-100® 2x Strategy Fund	13,412,968	118	(569,923)	(569,805)
Russell 2000® 2x Strategy Fund	49,469,474	4,364,677	(810,330)	3,554,347
Inverse Russell 2000® 2x Strategy Fund	4,615,597	648	(90,042)	(89,394)
S&P 500® 2x Strategy Fund	147,033,177	53,608,507	(7,772)	53,600,735
Inverse S&P 500® 2x Strategy Fund	10,313,493	207	(567,841)	(567,634)

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.